UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06114
Cavanal Hill Funds
(Exact name of registrant as specified in charter)
		Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219
		(Address of principal executive offices)	(Zip code)
		Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219
(Name and address of agent for service)
Registrant’s telephone number, including area code:		(800) 762-7085

Date of fiscal year end:	8/31

Date of reporting period:	11/30/11

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Amortized Cost
Corporate Bonds (14.7%)
Banking (2.9%)
$22,181,000	State Street Corp., 2.15%, 4/30/12(a)	$22,362,444
7,653,000	Wells Fargo & Co., 2.13%, 6/15/12(a)	7,732,601
6,101,000	Wells Fargo & Co., 3.00%, 12/9/11(a)	6,104,781
		36,199,826
Financial Services (11.0%)
32,101,000	Bank of America Corp., Series L, 2.10%, 4/30/12, MTN(a)	32,354,403
18,000,000	Citigroup, Inc., 2.13%, 4/30/12(a)	18,141,060
11,938,000	Citigroup, Inc., 2.88%, 12/9/11(a)	11,945,186
29,963,000	General Electric Capital Corp., 3.00%, 12/9/11, MTN(a)	29,981,021
4,780,000	General Electric Capital Corp., Series G, 2.25%, 3/12/12, GMTN(a)	4,806,831
35,000,000	JPMorgan Chase & Co., 3.13%, 12/1/11(a)	35,000,000
4,295,000	Morgan Stanley, 1.95%, 6/20/12(a)	4,336,195
		136,564,696
Security Brokers & Dealers (0.8%)
8,793,000	Goldman Sachs Group, Inc., 3.25%, 6/15/12(a)	8,937,951
		8,937,951
Total Corporate Bonds		181,702,473
U.S. Treasury Obligations (46.8%)
U.S. Treasury Bills
50,000,000	0.00%, 12/8/11(b)	50,000,000
75,000,000	0.00%, 12/1/11(b)	75,000,000
110,000,000	0.00%, 3/1/12(b)	109,999,443
75,000,000	0.01%, 1/5/12(b)	74,999,271
50,000,000	0.02%, 3/15/12(b)	49,997,083
135,000,000	0.02%, 12/22/11(b)	134,999,230
25,000,000	0.03%, 3/29/12(b)	24,997,521
		519,992,548
U.S. Treasury Notes
20,000,000	4.50%, 4/30/12	20,353,195
25,000,000	4.63%, 12/31/11	25,088,568
15,000,000	4.63%, 2/29/12	15,159,298
		60,601,061
Total U.S. Treasury Obligations		580,593,609
Repurchase Agreements (47.2%)
215,000,000	Deutsche Bank Securities, Inc., 0.09%, 12/1/11, (Purchased on 11/30/11, proceeds at maturity $215,000,538, collateralized by U.S. Treasury Notes, (0.25%), (11/30/13), fair value $219,300,006)	215,000,000
280,000,000	Goldman Sachs & Co., 0.04%, 12/1/11, (Purchased on 11/30/11, proceeds at maturity $280,000,311, collateralized by U.S. Treasury Notes, (3.00%), (7/15/12), fair value $285,600,051)	280,000,000
90,200,016	JPMorgan Securities LLC, 0.05%, 12/1/11, (Purchased on 11/30/11, proceeds at maturity $90,200,141, collateralized by U.S. Treasury Notes, (0.50%), (5/31/13), fair value $92,007,988)	90,200,016
Total Repurchase Agreements		585,200,016
Total Investments (Cost $1,347,496,098)(c) — 108.7%		1,347,496,098
Liabilities in excess of other assets — (8.7)%		(107,609,218)
Net Assets — 100.0%		$1,239,886,880

(a)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	Rate represents the effective yield at purchase.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

GMTN	Global Medium Term Note
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Amortized Cost
Certificates of Deposit (14.4%)
Banking & Financial Services (3.6%)
$20,000,000	Bank of Nova Scotia Houston YCD, 0.24%, 1/6/12	$20,000,000
10,000,000	Bank of Nova Scotia NY YCD, 0.26%, 1/18/12(a)	10,000,000
		30,000,000
Consumer Products (5.4%)
30,000,000	Colgate-Palmolive Co. YCD, 0.04%, 12/23/11(b)(c)	29,999,267
15,000,000	Procter & Gamble Co. YCD, 0.06%, 12/16/11(b)(c)	14,999,625
		44,998,892
Medical - Drugs (3.6%)
30,000,000	Johnson & Johnson YCD, 0.07%, 2/8/12(b)(c)	29,995,975
Oil-Integrated Companies (1.8%)
15,000,000	Total Capital Canada Ltd. YCD, 0.07%, 12/29/11(b)(c)	14,999,183
Total Certificates of Deposit		119,994,050
Commercial Paper (20.2%)
Beverages (3.0%)
10,000,000	The Coca-Cola Co., 0.11%, 1/12/12(b)(c)	9,998,717
15,000,000	The Coca-Cola Co., 0.18%, 4/11/12(b)(c)	14,990,100
		24,988,817
Consumer Products (1.8%)
15,000,000	The Procter & Gamble Co., 0.12%, 3/27/12(b)(c)	14,994,150
Diversified Manufacturing Operations (7.1%)
19,000,000	General Electric Co., 0.11%, 12/27/11(b)	18,998,491
25,000,000	IBM Corp., 0.07%, 12/12/11(b)(c)	24,999,503
15,000,000	Total Capital Canada Ltd., 0.19%, 2/29/12(b)(c)	14,992,875
		58,990,869
Financial Services (5.4%)
29,000,000	Australia & New Zealand Banking Group Ltd., 0.23%, 12/7/11(b)(c)	28,998,888
11,000,000	General Electric Capital Corp., 0.27%, 2/23/12(b)	10,993,070
5,000,000	National Australia Funding, 0.23%, 12/2/11(b)(c)	4,999,968
		44,991,926
Food (2.9%)
24,500,000	Nestle Capital Corp., 0.09%, 12/1/11(b)(c)	24,500,000
Total Commercial Paper		168,465,762
U.S. Government Agency Securities (11.2%)
10,000,000	Federal Farm Credit Bank, 0.10%, 4/20/12(a)	10,000,000
Federal Home Loan Bank
10,000,000	0.13%, 6/22/12(a)	10,000,000
10,000,000	0.30%, 12/7/12, Callable 2/23/12 @ 100	10,000,000
5,000,000	0.31%, 12/5/12, Callable 3/5/12 @ 100	5,000,000
15,000,000	0.34%, 11/20/12, Callable 5/14/12 @ 100	15,000,000
17,800,000	0.38%, 10/3/12, Callable 12/23/11 @ 100	17,800,000
15,500,000	Series 2, 0.14%, 7/2/12(a)	15,498,530
		73,298,530
Federal National Mortgage Association
10,000,000	0.25%, 7/26/12(a)	10,002,703
Total U.S. Government Agency Securities		93,301,233
Repurchase Agreements (54.8%)
175,000,000	Deutsche Bank Securities, Inc., 0.11%, 12/1/11, (Purchased on 11/30/11, proceeds at maturity $175,000,535, collateralized by various U.S. Government Agency Obligations, (0.88% - 4.38%), (8/22/12 - 2/27/14), fair value $178,500,001)	175,000,000
190,000,000	Goldman Sachs & Co., 0.10%, 12/1/11, (Purchased on 11/30/11, proceeds at maturity $190,000,528, collateralized by various U.S. Government Agency Obligations, (1.60% - 6.00%), (11/2/16 - 4/18/36), fair value $193,800,703)	190,000,000
92,652,513	JPMorgan Securities LLC, 0.05%, 12/1/11, (Purchased on 11/30/11, proceeds at maturity $92,652,642, collateralized by various U.S. Government Agency Obligations, (0.00%), (12/1/11 - 8/31/12), fair value $94,506,322)	92,652,513
Total Repurchase Agreements		457,652,513
Total Investments (Cost $839,413,558)(d) — 100.6%		839,413,558
Liabilities in excess of other assets — (0.6)%		(4,874,633)
Net Assets — 100.0%		$834,538,925

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(b)	Rate represents the effective yield at purchase.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.

YCD	Yankee Certificate of Deposit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds (91.3%)
Colorado (11.2%)
$7,400,000	Broomfield Colorado Urban Renewal, 1.10%, next reset date 12/7/11, final maturity 12/1/30, Enhanced by: LOC(a)	$7,400,000
5,500,000	Castle Rock Colorado Certificate of Participation, 0.20%, next reset date 12/7/11, final maturity 9/1/37, Enhanced by: LOC(a)	5,500,000
7,705,000	Colorado Educational & Cultural Facilities Authority Revenue, Christian University Project, 0.15%, next reset date 12/7/11, final maturity 7/1/34, Enhanced by: LOC(a)	7,705,000
5,750,000	Denver Colorado City & County Airport Revenue, 0.22%, next reset date 12/7/11, final maturity 11/15/25, Enhanced by: LOC, AMT(a)	5,750,000
8,000,000	East Cherry Creek Valley Water & Sanitation District Arapahoe County Revenue, Series A, 0.15%, next reset date 12/7/11, final maturity 11/15/34, Enhanced by: LOC(a)	8,000,000
		34,355,000
Florida (1.5%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.16%, next reset date 12/7/11, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
Illinois (8.7%)
8,200,000	Cook County Illinois Revenue, 0.14%, next reset date 12/7/11, final maturity 5/1/35, Enhanced by: LOC(a)	8,200,000
12,200,000	Illinois State Toll Highway Authority Revenue, Series B, 0.25%, next reset date 12/7/11, final maturity 1/1/17, Insured by: AGM(a)	12,200,000
6,200,000	Quincy Illinois Revenue, Blessing Hospital Project, 0.13%, next reset date 12/7/11, final maturity 11/15/33, Enhanced by: LOC(a)	6,200,000
		26,600,000
Indiana (6.5%)
7,900,000	Indiana Health Facility Financing Authority Revenue, Deaconess Hospital, Inc., 0.11%, next reset date 12/7/11, final maturity 1/1/22, Enhanced by: LOC(a)	7,900,000
12,200,000	Indiana Municipal Power Agency Revenue, Series A, 0.12%, next reset date 12/7/11, final maturity 1/1/18, Enhanced by: LOC(a)	12,200,000
		20,100,000
Kansas (3.9%)
12,115,000	Kansas State Development Financial Authority Hospital Revenue, Series C, 0.10%, next reset date 12/7/11, final maturity 11/15/34, Enhanced by: LOC(a)	12,115,000
Kentucky (1.5%)
4,670,000	Jeffersontown Kentucky Lease Program Revenue, 0.12%, next reset date 12/7/11, final maturity 3/1/30, Enhanced by: LOC(a)	4,670,000
Michigan (0.1%)
359,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, 0.14%, next reset date 12/7/11, final maturity 1/1/14, Enhanced by: LOC, AMT(a)	359,000
Missouri (2.4%)
7,455,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.15%, next reset date 12/7/11, final maturity 11/1/18, Enhanced by: LOC(a)	7,455,000
Montana (2.4%)
7,500,000	Forsyth Montana Pollution Control Revenue, Pacificorp Project, 0.29%, next reset date 12/1/11, final maturity 1/1/18, Enhanced by: LOC(a)	7,500,000
Oregon (3.4%)
10,250,000	Oregon State, GO, 2.00%, 6/29/12	10,354,112
Pennsylvania (18.8%)
15,900,000	Berks County Pennsylvania Municipal Authority Revenue, 0.31%, next reset date 12/7/11, final maturity 5/1/32(a)	15,900,000
6,700,000	Emmaus Pennsylvania General Authority Revenue, 0.12%, next reset date 12/7/11, final maturity 3/1/24, Enhanced by: LOC(a)	6,700,000
6,000,000	Emmaus Pennsylvania General Authority Revenue, 0.12%, next reset date 12/7/11, final maturity 3/1/24, Enhanced by: LOC(a)	6,000,000
10,000,000	Luzerne County Pennsylvania, GO, Series A, 0.15%, next reset date 12/7/11, final maturity 11/15/26, Insured by: AGM(a)	10,000,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Amortized Cost or Value
Municipal Bonds, continued:
Pennsylvania, continued:
$5,000,000	Philadelphia Pennsylvania, GO, Series B, 0.10%, next reset date 12/7/11, final maturity 8/1/31, Enhanced by: LOC(a)	$5,000,000
14,000,000	Philadelphia Pennsylvania School District, Series F, 0.10%, next reset date 12/7/11, final maturity 9/1/30, Enhanced by: LOC(a)	14,000,000
		57,600,000
South Carolina (2.1%)
6,400,000	South Carolina Jobs-Economic Development Authority Student Housing Revenue, State University Housing LLC, Series A, 0.19%, next reset date 12/7/11, final maturity 3/1/27, Enhanced by: LOC(a)	6,400,000
Tennessee (4.9%)
15,000,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.26%, next reset date 12/7/11, final maturity 11/1/27, Enhanced by: LOC(a)	15,000,000
Texas (4.6%)
4,000,000	Houston Texas Airport System Revenue, 0.11%, next reset date 12/7/11, final maturity 7/1/30, Enhanced by: LOC(a)	4,000,000
10,000,000	Lower Neches Valley Texas Authority Industrial Development Corp. Revenue, Exxon Mobil Corp. Project, Series A, 0.06%, next reset date 12/1/11, final maturity 11/1/29(a)	10,000,000
		14,000,000
Utah (3.3%)
10,000,000	Emery County Utah Pollution Control Revenue, 0.75%, next reset date 12/7/11, final maturity 7/1/15, Enhanced by: LOC(a)	10,000,000
Virginia (6.7%)
11,545,000	Falls Church Virginia Economic Development Authority Revenue, 0.14%, next reset date 12/7/11, final maturity 7/1/31, Enhanced by: LOC(a)	11,545,000
9,000,000	Virginia Small Business Financing Authority Revenue, Museum of Fine Arts Foundation, 0.15%, next reset date 12/7/11, final maturity 8/1/35, Enhanced by: LOC(a)	9,000,000
		20,545,000
Washington (1.6%)
5,000,000	Washington State Health Care Facilities Authority Revenue, Series C, 0.12%, next reset date 12/7/11, final maturity 11/15/46, Enhanced by: LOC(a)	5,000,000
Wisconsin (7.7%)
6,210,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.14%, next reset date 12/7/11, final maturity 9/1/40, Enhanced by: LOC(a)	6,210,000
7,300,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.15%, next reset date 12/7/11, final maturity 3/1/36, Enhanced by: LOC(a)	7,300,000
10,000,000	Wisconsin State Revenue, 2.00%, 6/15/12	10,095,396
		23,605,396
Total Municipal Bonds		280,248,508
Commercial Paper (6.8%)
Illinois (4.9%)
15,000,000	Illinois Educational Facilities Authority, 0.17%, 3/8/12, Enhanced by: LOC	15,000,000
Virginia (1.9%)
5,995,000	Peninsula Ports Authority, 0.17%, 12/8/11, Enhanced by: LOC	5,995,000
Total Commercial Paper		20,995,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded
November 30, 2011
(Unaudited)

Shares	Security Description	Value
Investment Companies (1.9%)
46,110	Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund, 0.01%(b)	$46,110
5,724,778	SEI Tax-Exempt Trust Institutional Tax Free, Class A, 0.05%(b)	5,724,778
Total Investment Companies		5,770,888
Total Investments (Cost $307,014,396)(c) — 100.0%		307,014,396
Other assets in excess of liabilities — 0.0%		150,480
Net Assets — 100.0%		$307,164,876

(a)	Variable rate investment with the option to tender at par value on an interest reset date. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
LOC	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds (89.6%)
Arizona (3.7%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$708,246
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	794,505
		1,502,751
California (0.3%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	79,054
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Continuously Callable @ 100.5, Insured by: AMBAC	25,032
		104,086
Colorado (2.3%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	927,622
Florida (1.9%)
5,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Continuously Callable @ 100, Insured by: MBIA	5,013
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC, FGIC*	749,126
		754,139
Georgia (1.0%)
5,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Continuously Callable @ 100, Insured by: NATL-RE, ETM	5,193
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	408,471
		413,664
Hawaii (2.1%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	838,252
Illinois (7.8%)
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	347,367
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, Series A, 5.00%, 10/1/19, Continuously Callable @ 100	247,671
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 1/12/12 @ 101, Insured by: AGM*	251,753
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC*	286,177
750,000	Schaumburg Illinois, GO, Series A, 4.25%, 12/1/22, Callable 12/1/13 @ 100*	770,992
670,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: FGIC	757,033
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 1/12/12 @ 100, Insured by: FGIC*	501,630
		3,162,623
Indiana (3.2%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	418,494
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	332,764

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Indiana, continued:
$500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	$534,115
		1,285,373
Iowa (4.0%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	784,361
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: MBIA*	845,097
		1,629,458
Kansas (1.8%)
700,000	Topeka Kansas Utility Revenue, Series A, 4.38%, 8/1/23, Continuously Callable @ 101, Insured by: NATL-RE	736,904
Maryland (1.6%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	656,216
Massachusetts (1.7%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	693,754
Michigan (2.5%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	496,978
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	112,204
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 4/1/12 @ 100, Insured by: AMBAC*	405,452
		1,014,634
Minnesota (2.0%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	808,268
Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,400
New York (0.1%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	28,883
North Carolina (2.0%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	805,298
Oklahoma (0.4%)
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	156,566
Oregon (2.0%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	833,092
Pennsylvania (6.1%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	908,430
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Continuously Callable @ 100, Insured by: Connie Lee, ETM	10,260
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	722,090

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Pennsylvania, continued:
$750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	$832,305
		2,473,085
South Carolina (2.0%)
775,000	South Carolina State, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	831,745
Tennessee (1.9%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	787,680
Texas (25.5%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	334,647
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	169,104
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	635,577
700,000	Goose Creek Texas Consolidated Independent School District, GO, 4.50%, 2/15/28, Callable 2/15/15 @ 100, Insured by: NATL-RE, FGIC, PSF-GTD*	724,808
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	818,880
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	678,750
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: AGC	702,554
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	897,983
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD*	216,503
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	571,296
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	535,005
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	557,010
190,000	Texas State University Systems Financing Revenue, 5.00%, 3/15/20, Prerefunded 3/15/12 @ 100, Insured by: AGM	192,531
10,000	Texas State University Systems Financing Revenue, 5.00%, 3/15/20, Continuously Callable @ 100, Insured by: AGM	10,092
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	500,072
750,000	Williamson County Texas Pass-Through Toll Bond, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	904,282
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	732,166
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,181,890
		10,363,150
Virginia (2.0%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	805,425
Washington (6.1%)
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	531,850
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	885,533
300,000	Seattle Washington Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 1/12/12 @ 100, Insured by: FGIC*	301,065
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	763,624
		2,482,072
Wisconsin (5.6%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	20,616
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	623,315

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded
November 30, 2011
(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Wisconsin, continued:
$555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	$653,218
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Callable 5/1/15 @ 100, Insured by: AGM*	969,867
		2,267,016
Total Municipal Bonds		36,372,156
Investments in Affiliates (9.6%)
3,887,113	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.01%(a)	3,887,113
Total Investments in Affiliates		3,887,113
Total Investments (Cost $37,997,799)(b) — 99.2%		40,259,269
Other assets in excess of liabilities — 0.8%		343,949
Net Assets — 100.0%		$40,603,218

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (4.1%)
$9,066	ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	$9,054
1,081,401	Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35(a)(b)(c)	51,366
173,585	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	173,756
14,915	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	15,188
442,749	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(b)	430,902
118,823	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(b)	110,949
64,351	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 0.47%, 1/15/34(b)	42,000
840,693	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.13%, 11/25/34(b)	206,550
8,296	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	8,247
1,284,715	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(b)	1,296,935
218,699	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.91%, 9/25/33(b)	78,836
585,987	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	524,364
80,450	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(b)	73,127
157,663	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 3.87%, 7/25/33(b)	149,754
393,141	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(b)	324,182
513,995	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(b)	279,190
Total Asset Backed Securities		3,774,400
Mortgage Backed Securities†(36.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.6%)
324,080	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.70%, 2/25/36(b)	117,558
26,041	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.98%, 7/25/35(b)	15,517
71,195	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.53%, 7/20/35(b)	40,129
62,864	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.20%, 9/25/34(b)	53,015
121,846	JPMorgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.75%, 12/25/36(b)	7,985
99,369	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.97%, 8/25/35(b)	65,782
203,877	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.33%, 9/25/34(b)	179,277
66,705	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.81%, 1/25/36(b)	31,056
		510,319
Alt-A - Fixed Rate Mortgage Backed Securities (8.5%)
666,383	Bank of America Alternative Loan Trust, Series 2005-5, Class 4A1, 5.00%, 6/25/19	673,655
112,027	Bank of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	113,455
59,886	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	51,892
97,014	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	69,639
32,726	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	33,267
52,481	Countrywide Alternative Loan Trust, Series 2003-1T1, Class A2, 5.00%, 4/25/33	53,213
43,058	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A6, 5.00%, 8/25/33	43,093
2,371	Countrywide Alternative Loan Trust, Series 2004-1T1, Class A2, 5.50%, 2/25/34	2,367
57,755	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	57,783
137,652	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	116,135
54,247	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	12,874
74,497	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	35,906

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$26,545	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	$26,462
68,971	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	49,060
426,437	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	260,766
70,010	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	45,544
160,355	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	165,546
6,674	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 0.36%, 10/25/36(b)	2,435
751,727	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	735,579
67,668	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(b)	68,715
22,487	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36(b)	12,208
10,044	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	10,024
221,103	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	161,390
559,427	JPMorgan Re-Remic, Series 2009-7, Class 2A1, 6.00%, 2/27/37(b)(d)	567,982
67,664	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 2.67%, 4/21/34(b)	64,626
104,708	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	105,895
296,542	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	303,315
351,843	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	346,265
14,146	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	14,534
736,538	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	763,618
53,534	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	55,333
14,880	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	14,903
589,457	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(b)	228,282
31,990	Residential Accredit Loans, Inc., Series 2003-QS15, Class A1, 4.00%, 8/25/33	31,972
149,008	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	150,731
794,687	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	807,950
488,245	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	485,023
102,189	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	102,215
17,033	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	17,081
46,246	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	46,797
151,547	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	92,300
57,158	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	58,335
44,536	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	46,994
12,122	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	12,755
52,442	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	53,432
87,733	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	45,989
124,067	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	93,241
319,780	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(b)	311,203

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$96,155	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	$95,061
		7,716,840
Commercial Mortgage Backed Securities (1.6%)
1,407,560	Banc of America Commercial Mortgage, Inc., Series 2003-2, Class A3, 4.87%, 3/11/41	1,433,591
Prime Adjustable Rate Mortgage Backed Securities (7.3%)
159,017	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.55%, 3/25/35(b)	140,027
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.75%, 5/25/35(b)	57,034
31,583	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.75%, 6/25/34(b)	29,600
39,898	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.78%, 11/20/36(b)	27,921
82,085	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.88%, 7/25/33(b)	75,563
58,100	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.40%, 10/25/35(b)	45,383
25,138	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.62%, 9/25/34(b)	16,411
183,617	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.67%, 10/25/36(b)	111,628
61,462	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.69%, 1/25/35(b)	50,467
52,634	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	52,122
105,823	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.69%, 8/25/35(b)	93,371
43,689	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.76%, 2/25/34(b)	33,937
189,272	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.78%, 8/25/34(b)	140,744
61,846	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.84%, 2/19/34(b)	55,150
1,419	Countrywide Home Loans, Series 2003-42, Class 1A1, 2.91%, 9/25/33(b)	1,080
163,370	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.78%, 11/25/34(b)	141,412
727,747	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 5.07%, 6/26/37(b)(d)	722,443
56,902	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.64%, 10/25/35(b)	40,993
374,818	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.12%, 11/19/35(b)	310,129
204,457	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.74%, 11/25/35(b)	172,681
143,633	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.85%, 4/25/35(b)	96,040
69,628	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.75%, 12/19/35(b)	42,871
259,118	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 2.76%, 1/19/35(b)	123,286
185,496	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.52%, 8/25/34(b)	147,793
44,430	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.64%, 8/25/34(b)	29,623
15,379	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.74%, 10/25/34(b)	11,640
201,502	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.85%, 9/25/36(b)	117,209
114,208	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.98%, 8/25/36(b)	45,814
80,290	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 5.35%, 7/25/36(b)	60,096
50,000	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 2.74%, 10/25/35(b)	46,545
49,670	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 2.77%, 9/25/35(b)	40,224
15,487	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.84%, 8/25/36(b)	11,380
37,516	JP Morgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.09%, 7/25/35(b)	33,590

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$346,082	JPMorgan Re-Remic, Series 2009-5, Class 2A1, 4.80%, 1/26/37(b)(d)	$339,065
298,585	JPMorgan Re-Remic, Series 2009-7, Class 8A1, 5.48%, 1/27/47(b)(d)	299,211
587,962	JPMorgan Re-Remic, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)	594,763
7,025	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.42%, 2/25/34(b)	6,539
60,410	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.78%, 7/25/34(b)	51,258
79,604	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.08%, 12/25/34(b)	74,947
178,800	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.62%, 8/25/34(b)	145,823
105,046	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.77%, 8/25/34(b)	77,874
55,522	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.47%, 12/25/35(b)	39,592
172,114	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.53%, 6/25/34(b)	133,833
9,593	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.54%, 2/25/34(b)	7,557
604,072	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.59%, 4/25/34(b)	440,150
115,519	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.59%, 11/25/34(b)	81,397
130,829	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.66%, 12/25/34(b)	90,431
60,623	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.50%, 12/27/35(b)	28,780
94,208	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.45%, 7/25/33(b)	77,308
312,080	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.30%, 8/20/35(b)	157,237
7,964	Washington Mutual, Series 2006-AR8, Class 1A1, 2.56%, 8/25/46(b)	5,276
44,674	Washington Mutual, Series 2004-AR3, Class A2, 2.57%, 6/25/34(b)	43,205
37,296	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.67%, 7/25/44(b)	26,805
280,780	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.32%, 11/25/36(b)	204,118
107,966	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 2.49%, 10/25/35(b)	97,530
48,248	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.84%, 9/25/36(b)	32,455
40,312	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.70%, 7/25/34(b)	37,094
182,512	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.73%, 2/25/35(b)	160,183
36,315	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.73%, 5/25/35(b)	31,259
29,777	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.74%, 12/25/34(b)	28,598
107,615	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.74%, 10/25/35(b)	107,473
60,463	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.74%, 6/25/34(b)	59,791
45,535	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	47,431
		6,651,190
Prime Fixed Mortgage Backed Securities (12.2%)
410,269	American Home Mortgage Investment Trust, Series 2005-2, Class 5A3, 5.08%, 9/25/35(b)	414,527
483,991	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(b)	246,216
6,601	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	6,784

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$85,866	Bank of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	$86,204
49,493	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.79%, 9/25/33(b)	44,738
64,248	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.88%, 2/25/36(b)	45,878
35,825	Bank of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	35,876
175,168	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 7.18%, 3/25/31(b)	184,733
38,173	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	39,755
143,538	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.71%, 7/25/37(b)	122,481
9,161	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	9,221
59,236	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	58,757
714,913	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(d)	742,707
3,773	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	3,856
6,612	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18(d)	6,845
140,092	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	146,317
354,006	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	376,093
41,013	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	43,405
121,011	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	123,268
119,126	Countrywide Home Loans, Series 2004-13, Class 2A1, 5.00%, 8/25/34	119,126
7,684	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	7,682
123,953	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	35,210
219,650	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.49%, 11/25/32(b)	48,255
44,104	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 2.54%, 2/25/33(b)	40,993
14,826	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	14,473
432,380	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	435,030
46,660	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	45,825
8,098	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	8,406
7,147	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	7,036
113,821	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	115,685
844,374	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	853,591
157,794	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	166,020
65,033	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	69,458
220,525	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	95,607
109,533	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	112,919
108,001	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	73,464
103,916	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	105,333

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$230,963	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	$235,164
162,786	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	156,195
44,111	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	44,224
114,796	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	108,404
4,826	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	4,872
21,389	JPMorgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	21,335
344,488	JPMorgan Re-Remic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(d)	350,809
8,468	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	8,365
53,115	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	36,728
78,096	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	80,229
593,521	Master Asset Securitization Trust, Series 2003-11, 5.00%, 12/25/18	613,639
89,623	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	92,003
38,780	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	40,090
61,408	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	64,066
41,479	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.22%, 9/25/17(b)	43,126
132,961	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	135,706
75,547	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	76,418
30,306	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	30,183
74,033	RAAC, Series 2004-SP2, Class A1, 5.98%, 1/25/17(b)	75,806
14,266	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	14,629
31,354	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	32,116
379	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	379
85,703	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	86,645
93,373	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	90,831
86,217	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	89,366
345,945	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	367,422
133,980	Structured Asset Securities Corp., Series 2003-14, Class 1A3, 5.50%, 5/25/33	137,639
224,904	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	225,712
541,582	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	530,477
303,058	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	318,167
63,649	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	65,513
3,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,597
59,092	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	59,608
35,066	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	35,930
38,723	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	40,046
5,163	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	5,298
312,145	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	318,612
111,315	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	113,861
658,836	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	676,389

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$266,472	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S4, Class 2A7, 5.00%, 6/25/33	$269,220
258,684	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	268,107
20,125	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.70%, 4/25/36(b)	16,567
		11,074,267
U.S. Government Agency Mortgage Backed Securities (6.5%)
134,665	Fannie Mae, 2.09%, 1/1/35, Pool #805386(b)	140,397
39,554	Fannie Mae, 2.38%, 6/1/32, Pool #725286(b)	41,663
77,209	Fannie Mae, 2.45%, 2/1/30, Pool #556998(b)	81,461
55,514	Fannie Mae, 2.46%, 12/1/22, Pool #303247(b)	55,909
2,000,000	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29(e)	2,052,500
986,477	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	1,026,556
47,808	Fannie Mae, 3.15%, 7/1/27, Pool #123496(b)	48,621
404,338	Fannie Mae, 3.50%, 12/1/25, Pool #AE7570	420,534
9,096	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	9,443
16,121	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	16,993
303	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	302
90,875	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(b)	99,271
75,510	Fannie Mae, 5.79%, 7/1/36, Pool #805386(b)	81,336
15,768	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	17,520
28,905	Fannie Mae, Series 2513, Class PD, 6.00%, 2/15/32	29,055
2,035	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	2,065
40,132	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(b)	48,853
761	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	860
7,012	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	7,370
3,131	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	3,582
13,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	14,988
2,349	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	2,389
38,600	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(b)	42,678
5,907	Freddie Mac, 1.75%, 3/1/17, Pool #350044(b)	6,057
22,733	Freddie Mac, 1.92%, 4/1/36, Pool #1N0148(b)	23,871
1,332,650	Freddie Mac, Series 3910, Class JB, 3.00%, 12/15/37	1,375,879
9,629	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	9,660
8,674	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	8,772
8,367	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	8,684
29,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	31,843
230	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	230
21,093	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	23,181
3,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	3,058
4,251	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	4,251
12,646	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	14,096
2,310	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	2,713
8,271	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	9,242
4,344	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	4,748
4,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	4,542
10,498	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	12,033
7,270	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	8,316
46,144	Government National Mortgage Assoc., 1.75%, 5/20/34, Pool #80916(b)	47,578
21,015	Government National Mortgage Assoc., 2.00%, 11/20/29, Pool #876947(b)	21,767
8,890	Government National Mortgage Assoc., 2.13%, 12/20/27, Pool #80141(b)	9,222
8,310	Government National Mortgage Assoc., 2.25%, 3/20/29, Pool #80263(b)	8,619
15,800	Government National Mortgage Assoc., 2.38%, 1/20/23, Pool #8123(b)	16,397
14,003	Government National Mortgage Assoc., 2.38%, 1/20/25, Pool #8580(b)	14,532

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$7,513	Government National Mortgage Assoc., 2.38%, 3/20/26, Pool #8832(b)	$7,797
10,757	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(b)	11,190
8,746	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(b)	9,098
19,374	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(b)	20,118
5,043	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103(b)	5,269
315	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	359
356	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	407
384	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	441
657	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	766
		5,969,082
Total Mortgage Backed Securities		33,355,289
Corporate Bonds (13.9%)
Computers & Peripherals (1.9%)
1,650,000	Cisco Systems, Inc., 2.90%, 11/17/14	1,742,979

Diversified Financial Services (2.2%)
485,000	Charles Schwab Corp., 4.95%, 6/1/14	522,661
350,000	General Electric Capital Corp., 4.15%, 5/15/12	353,180
1,000,000	General Electric Capital Corp., Series A, 6.00%, 6/15/12, MTN	1,028,011
100,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	102,384
		2,006,236
Diversified Manufacturing Operations (1.9%)
1,645,000	General Electric Co., 5.00%, 2/1/13	1,717,390
Entertainment (1.4%)
1,150,000	The Walt Disney Co., Series D, 4.50%, 12/15/13, MTN	1,241,376
Financial Services (5.5%)
300,000	BP Capital Markets PLC, 3.63%, 5/8/14	314,844
1,000,000	BP Capital Markets PLC, 5.25%, 11/7/13	1,073,666
750,000	Citigroup, Inc., 5.85%, 7/2/13	774,579
1,500,000	I-Preferred Term Securities IV, 1.10%, 6/24/34, Continuously Callable @ 100(b)(d)	952,500
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12(f)	515,000
1,068,000	Morgan Stanley, Series C, 6.12%, 11/1/13, MTN(b)	1,047,110
500,000	Preferred Term Securities IX, 2.16%, 4/3/33, Continuously Callable @ 100(a)(b)	150,000
310,978	Preferred Term Securities V, 2.46%, 4/3/32, Continuously Callable @ 100(b)(c)(d)	13,994
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)	122
167,200	Trains 10-2002, 6.86%, 1/15/12(b)(d)	168,403
		5,010,218
Insurance (1.0%)
500,000	Jackson National Life Global, 5.38%, 5/8/13(d)	524,638
350,000	MetLife, Inc., 6.75%, 6/1/16	397,588
		922,226
Total Corporate Bonds		12,640,425
Municipal Bonds (1.0%)
Texas (0.6%)
500,000	Houston Texas Water & Sewer System Revenue, Series A, 5.00%, 12/1/30, Prerefunded 12/1/12 @ 100, AGM	522,675
Virginia (0.4%)
390,000	Hampton Virginia Convention Center Revenue, 5.25%, 1/15/18, Prerefunded 1/15/13 @ 100, AMBAC	411,126
Total Municipal Bonds		933,801
U.S. Government Agency Securities (3.9%)
Fannie Mae
600,000	1.00%, 1/27/16, Callable 1/27/12 @ 100(g)*	599,924
1,000,000	Series 1, 1.50%, 6/21/16, Callable 6/21/12 @ 100(g)*	1,004,157
		1,604,081
Fannie Mae Strips
1,000,000	12.14%, 11/15/16(h)	927,114

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Concluded
November 30, 2011
(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
Freddie Mac
$1,000,000	1.50%, 12/16/14, Callable 12/16/11 @ 100*	$1,000,423
Total U.S. Government Agency Securities		3,531,618
U.S. Treasury Obligations (32.4%)
U.S. Treasury Notes
2,500,000	0.38%, 8/31/12	2,504,883
1,000,000	0.88%, 1/31/12	1,001,406
3,000,000	0.88%, 2/29/12	3,006,210
3,000,000	1.00%, 4/30/12	3,011,718
6,000,000	1.00%, 10/31/16	6,020,628
5,000,000	1.25%, 3/15/14	5,107,810
2,000,000	1.38%, 3/15/13	2,030,704
2,000,000	1.75%, 5/31/16	2,083,594
3,500,000	2.00%, 4/30/16	3,686,483
1,000,000	2.25%, 11/30/17	1,057,891
Total U.S. Treasury Obligations		29,511,327
Investments in Affiliates (7.0%)
6,342,710	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(i)	6,342,710
Total Investments in Affiliates		6,342,710
Total Investments (Cost $97,206,587)(j) — 99.0%		90,089,570
Other assets in excess of liabilities — 1.0%		925,345
Net Assets — 100.0%		$91,014,915

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2011, illiquid securities were 0.2% of the Fund’s net assets.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Security was fair valued at November 30, 2011, using procedures approved by the Board of Trustees.
(f)	Issuer has defaulted on the payment of interest.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2011.
(h)	Rate represents the effective yield at purchase.
(i)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(j)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.4%)
$5,137	ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	$5,131
676,634	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.51%, 12/23/37(a)(b)(c)	13,533
871,392	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(c)	17,428
57,737	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	55,610
145,800	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.91%, 9/25/33(b)	52,557
235,885	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(b)	194,509
Total Asset Backed Securities		338,768
Mortgage Backed Securities† (39.2%)
Alt-A - Fixed Rate Mortgage Backed Securities (13.7%)
80,605	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	74,621
171,451	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	137,821
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	105,822
89,091	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	78,955
274,062	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	115,781
152,198	Countrywide Alternative Loan Trust, Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	4,485
90,343	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	91,809
50,216	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	50,273
224,441	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	137,245
215,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	133,052
20,504	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	20,290
50,580	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	52,583
62,246	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	63,668
57,113	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	59,518
102,278	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	106,767
76,931	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	76,356
177,783	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	181,666
28,097	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	29,129
70,818	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	73,425
96,548	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	100,944
153,719	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	146,133
246,756	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	205,242
146,560	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(b)	133,403
137,139	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	67,047
82,804	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(b)(d)	70,071
53,615	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	55,148
69,706	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	71,097
14,182	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	14,351
63,889	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	56,279
71,545	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	62,897
186,262	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	187,924

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$35,976	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	$37,259
56,837	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	33,243
91,056	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	52,419
137,116	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	107,896
196,994	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	144,819
170,526	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	131,344
		3,270,782
Prime Adjustable Rate Mortgage Backed Securities (6.4%)
38,209	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.83%, 11/20/34(b)	29,525
82,086	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.88%, 11/25/34(b)	70,142
45,484	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.89%, 10/25/33(b)	46,144
93,120	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.75%, 2/25/34(b)	88,122
105,151	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.78%, 8/25/34(b)	78,190
71,287	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.47%, 4/25/37(b)	40,999
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 2.77%, 9/25/35(b)	404,625
130,000	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 2.78%, 10/25/36(b)	86,296
355,000	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.02%, 2/25/35(b)	329,246
31,695	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.56%, 4/25/36(b)	24,851
50,080	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36(b)	49,718
218,204	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.33%, 3/25/34(b)	191,682
156,040	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.30%, 8/20/35(b)	78,619
11,877	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.89%, 5/25/34(b)	11,934
		1,530,093
Prime Fixed Mortgage Backed Securities (10.0%)
132,472	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(b)	118,573
47,319	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	47,604
57,453	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	58,673
12,724	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	13,252
67,077	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	64,446
59,070	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	59,780
38,686	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	39,306
15,167	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	15,501
77,603	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	77,594
71,743	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	75,189
121,522	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	125,486
51,081	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	48,835
60,588	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	50,571
46,906	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	48,686
41,744	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	42,416

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	$76,337
82,497	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	84,570
132,132	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	132,164
41,362	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	43,518
21,179	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	21,830
3,654	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	3,660
26,315	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	27,204
116,144	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	116,162
15,210	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	16,075
74,033	RAAC, Series 2004-SP2, Class A1, 5.98%, 1/25/17(b)	75,806
196,581	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	200,970
20,673	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	21,175
38,980	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	38,954
29,781	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	30,192
42,924	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	45,589
51,128	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	51,875
20,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	20,375
33,619	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	34,794
764	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	772
41,910	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	45,448
74,561	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	76,674
15,727	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	16,102
4,600	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	4,898
39,182	Wells Fargo Mortgage Backed Securities Trust, Series 2003-14, Class 1A1, 4.75%, 12/25/18	40,353
59,483	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	61,861
174,914	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	170,621
335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	62,632
		2,406,523
U.S. Government Agency Mortgage Backed Securities (9.1%)
2,802	Fannie Mae, Series 1992-45, Class F, 1.45%, 4/25/22(b)	2,857
15,782	Fannie Mae, 2.37%, 9/1/33, Pool #739372(b)	16,611
16,928	Fannie Mae, 2.63%, 7/1/23, Pool #224951(b)	17,884
500,000	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29(e)	513,125
207,816	Fannie Mae, Series 2010-54, Class LC, 3.00%, 4/25/40	214,130
404,338	Fannie Mae, 3.50%, 12/1/25, Pool #AE7570	420,534
262,361	Fannie Mae, 4.00%, 2/1/41, Pool #AB2264	273,880
3,384	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	3,456
30,754	Fannie Mae, 4.88%, 1/1/37, Pool #906675(b)	32,510
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	36,085
61	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	65
1,232	Fannie Mae, 6.00%, 4/1/35, Pool #735503	1,366
20,330	Fannie Mae, Series 1989-52, Class G, 6.08%, 8/25/19	21,934
13,194	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	14,505
8,951	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	10,316

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$32,211	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 7/25/14 @ 100*	$37,037
2,288	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	2,601
13,530	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	15,756
9,309	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	10,414
1,465	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	1,640
7,703	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	8,802
2,397	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	2,699
2,340	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	2,650
1,175	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,348
1,033	Freddie Mac, Series 1227, Class P, 1.67%, 3/15/22(b)	1,055
97,673	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	104,355
76,223	Freddie Mac, 5.21%, 8/1/34, Pool #755230(b)	80,172
3,884	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	4,280
19,438	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	20,795
13,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	14,421
19,476	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	19,994
7,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	7,655
15,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	16,471
658	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	658
14,561	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	17,511
13,992	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	15,822
10,468	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	11,966
11,014	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	11,547
5,197	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	5,911
11,375	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	13,175
4,673	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	5,324
17,241	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	19,695
24,850	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	28,482
3,526	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	3,534
5,999	Freddie Mac, 9.00%, 5/1/16, Pool #170164	6,744
5,319	Freddie Mac, 9.00%, 6/1/16, Pool #170171	5,979
7,186	Freddie Mac, 9.00%, 9/1/16, Pool #170192	8,094
4,363	Freddie Mac, 9.50%, 6/1/16, Pool #274005	4,428
640	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	640
8,384	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	8,657
9,812	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	11,306
349	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	403
5,854	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	6,309
2,238	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	2,261
5,957	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	6,995
1,999	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,349
424	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	499
1,142	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,339
3,760	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	4,435
20,150	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	23,766
21,296	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	25,162

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded
November 30, 2011
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$911	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	$1,070
		2,185,464
Total Mortgage Backed Securities		9,392,862
Corporate Bonds (16.4%)
Computers & Peripherals (1.7%)
400,000	Hewlett-Packard Co., 3.00%, 9/15/16	409,964
Diversified Financial Services (2.8%)
1,000,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	672,500
Financial Services (8.0%)
100,000	Bank of America Corp., 6.50%, 8/1/16	96,671
225,000	Citigroup, Inc., 5.85%, 7/2/13	232,374
500,000	I-Preferred Term Securities, 2.43%, 12/11/32, Continuously Callable @ 100(a)(b)	200,000
500,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23(d)	506,100
500,000	Preferred Term Securities IX, 2.16%, 4/3/33, Continuously Callable @ 100(a)(b)	150,000
508,524	Preferred Term Securities XI, 1.95%, 9/24/33, Continuously Callable @ 100(a)(b)(c)	142,387
973,987	Preferred Term Securities XX, 0.80%, 3/22/38, Callable 1/12/12 @ 100(b)(d)	321,416
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)	122
1,145,636	Preferred Term Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @ 100(b)(d)	171,845
88,000	Trains 10-2002, 6.86%, 1/15/12(b)(d)	88,633
		1,909,548
Insurance (0.9%)
200,000	MetLife, Inc., 6.75%, 6/1/16	227,193
Security Brokers & Dealers (2.8%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	314,775
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	550
$365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	344,035
		659,360
Telecommunications (0.2%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/9/12 @ 101.17*	48,529
Total Corporate Bonds		3,927,094
U.S. Government Agency Securities (3.9%)
Fannie Mae Strips
1,000,000	12.14%, 11/15/16(g)	927,114
Total U.S. Government Agency Securities		927,114
U.S. Treasury Obligations (33.6%)
U.S. Treasury Bonds
619,000	4.25%, 11/15/40	764,465
U.S. Treasury Notes
1,750,000	1.00%, 10/31/16	1,756,016
500,000	1.50%, 7/31/16	514,492
1,000,000	1.75%, 5/31/16	1,041,797
200,000	2.13%, 5/31/15	211,016
1,000,000	2.13%, 2/29/16	1,058,359
1,035,000	2.25%, 11/30/17	1,094,917
550,000	2.75%, 2/15/19	595,031
400,000	3.63%, 2/15/20	457,719
500,000	3.63%, 2/15/21	571,133
		7,300,480
Total U.S. Treasury Obligations		8,064,945
Investments in Affiliates (4.8%)
1,149,005	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	1,149,005
Total Investments in Affiliates		1,149,005
Total Investments (Cost $29,111,899)(i) — 99.3%		23,799,788
Other assets in excess of liabilities — 0.7%		159,849
Net Assets — 100.0%		$23,959,637

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2011, illiquid securities were 2.2% of the Fund’s net assets.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Security was fair valued at November 30, 2011, using procedures approved by the Board of Trustees.
(f)	Issuer has defaulted on the payment of interest.
(g)	Rate represents the effective yield at purchase.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.2%)
$4,835	ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	$4,829
520,487	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.51%, 12/23/37(a)(b)(c)	10,410
871,392	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(c)	17,428
109,700	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	105,660
182,875	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(b)	183,719
226,855	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(d)	207,636
Total Asset Backed Securities		529,682
Mortgage Backed Securities† (41.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.2%)
147,460	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.83%, 11/25/36(b)	71,602
Alt-A - Fixed Rate Mortgage Backed Securities (9.9%)
72,374	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	57,501
92,318	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	60,374
105,183	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(b)	107,780
102,871	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	82,692
67,440	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	39,085
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	186,176
639,129	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	414,357
45,776	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	45,067
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	60,370
641,317	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	386,623
526,956	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	334,224
294,909	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(b)	252,191
36,309	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	36,532
140,302	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	142,376
176,541	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	163,867
338,908	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	344,253
169,455	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	174,104
222,229	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	227,082
76,931	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	76,357
96,517	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	90,396
22,249	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	22,729
56,611	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	57,232
81,196	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	47,490
715,069	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	595,597
310,332	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	211,961
		4,216,416
Prime Adjustable Rate Mortgage Backed Securities (1.8%)
880,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.78%, 8/25/35(b)	593,658
41,359	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.63%, 6/25/36(b)	33,367
112,330	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.03%, 4/25/29(b)	100,504
35,393	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 5.57%, 6/25/36(b)	25,901

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$78,020	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.30%, 8/20/35(b)	$39,309
		792,739
Prime Fixed Mortgage Backed Securities (13.4%)
39,548	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	39,921
95,000	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	92,603
160,220	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	163,628
2,047	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	2,047
30,851	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	29,827
139,316	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	144,647
12,123	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	12,742
454,243	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36(b)	361,627
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	11,864
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	95,971
160,641	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	162,571
90,636	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	59,395
179,713	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	183,423
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	105,809
3,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	2,960
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	115,135
18,748	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	19,491
43,722	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	44,959
5,864	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	5,989
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	22,400
232,579	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	190,874
96,623	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	89,943
49,655	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	51,336
63,294	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	63,943
563,787	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	456,189
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	77,314
279,847	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	170,757
66,813	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	55,296
48,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	48,571
860	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	886
14,651	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(b)	14,503
81,532	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	82,745
14,114	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	14,150
134,837	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.60%, 4/25/36(b)	114,143
87,853	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	86,654

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$142,350	JPMorgan Re-Remic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(d)	$144,962
251	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	250
58,037	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	60,112
19,346	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	20,037
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	216,436
24,292	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	24,493
145,708	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	145,730
19,076	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	19,106
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	270,100
595,133	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	580,117
13,782	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	14,117
28,019	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	27,563
114,434	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	118,806
109,542	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	114,906
61,150	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	15,628
712,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	522,447
49,788	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	52,726
9,908	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	10,549
48,403	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	49,831
225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	42,066
75,155	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	77,381
		5,721,676
U.S. Government Agency Mortgage Backed Securities (15.7%)
35,963	Fannie Mae, 2.51%, 12/1/27, Pool #422279(b)	38,146
500,000	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29(e)	513,125
423,330	Fannie Mae, Series 2010-54, Class LC, 3.00%, 4/25/40	436,192
986,477	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	1,026,556
404,338	Fannie Mae, 3.50%, 12/1/25, Pool #AE7570	420,534
4,012	Fannie Mae, 4.50%, 5/1/19, Pool #761398	4,347
1,469	Fannie Mae, 5.00%, 3/1/18, Pool #688031	1,587
5,108	Fannie Mae, 5.00%, 8/1/33, Pool #730856	5,498
3,831	Fannie Mae, 5.00%, 7/1/35, Pool #832198	4,122
119,888	Fannie Mae, 5.15%, 2/1/33, Pool #683235(b)	127,567
2,950	Fannie Mae, 5.50%, 2/1/33, Pool #683351	3,220
1,419	Fannie Mae, 5.50%, 9/1/34, Pool #725773	1,548
32,034	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	36,053
21,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	23,098
36,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	41,456
50,476	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	59,664
2,621	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	2,692
33,485	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	38,257
131,075	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.29%, 8/25/42(b)	141,578
45,704	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(b)	45,553
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	340,889
38,410	Freddie Mac, 2.38%, 4/1/24, Pool #409624(b)	38,771

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$994,515	Freddie Mac, Series 3910, Class JB, 3.00%, 12/15/37	$1,026,776
447,506	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	462,091
428,203	Freddie Mac, Series 3769, Class N, 3.00%, 12/15/40	445,717
353,179	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	372,454
97,673	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	104,355
2,612	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	2,614
24,177	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	26,921
16,350	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	17,378
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	69,297
2,316	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	2,549
494	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	494
72,783	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	81,869
765	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	792
8,577	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	9,648
5,931	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	6,500
85,713	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	89,857
18,206	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	20,797
557	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	571
512,686	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	543,653
14,523	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	16,674
29,785	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	34,503
18,787	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	21,857
2,955	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	3,363
16,809	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	19,218
430	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	508
6,836	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	8,094
		6,739,003
Total Mortgage Backed Securities		17,541,436
Corporate Bonds (13.9%)
Computers & Peripherals (1.2%)
505,000	Hewlett-Packard Co., 4.38%, 9/15/21	516,479
Diversified Financial Services (0.9%)
40,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	40,954
500,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	336,250
		377,204
Diversified Manufacturing Operations (1.2%)
500,000	General Electric Co., 5.00%, 2/1/13	522,003
Financial Services (6.0%)
100,000	American International Group, Inc., 4.25%, 5/15/13(d)	99,233
100,000	Bank of America Corp., 6.50%, 8/1/16	96,672
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	104,948
200,000	Citigroup, Inc., 5.13%, 5/5/14	204,488
545,000	General Electric Capital Corp., 5.45%, 1/15/13	569,775
500,000	I-Preferred Term Securities, 2.43%, 12/11/32, Continuously Callable @ 100(a)(b)	200,000
750,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23(d)	759,150
1,000,000	Preferred Term Securities IX, 2.16%, 4/3/33, Continuously Callable @ 100(a)(b)	300,000
508,524	Preferred Term Securities XI, 1.95%, 9/24/33, Continuously Callable @ 100(a)(b)(c)	142,387
203,271	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)	61
88,000	Trains 10-2002, 6.86%, 1/15/12(b)(d)	88,633
		2,565,347
Insurance (0.4%)
175,000	MetLife, Inc., 6.75%, 6/1/16	198,794
Security Brokers & Dealers (2.8%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	524,626
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	350

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Concluded
November 30, 2011
(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Security Brokers & Dealers, continued:
$700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	$659,793
		1,184,769
Telecommunications (0.6%)
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/9/12 @ 101.17*	131,028
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/9/12 @ 101.17*	122,292
		253,320
Telecommunications-Services & Equipment (0.8%)
250,000	Verizon Communications, Inc., 8.75%, 11/1/18	333,147
Total Corporate Bonds		5,951,063
Taxable Municipal Bonds (1.1%)
Missouri (1.1%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	143,788
315,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	345,593
Total Taxable Municipal Bonds		489,381
U.S. Government Agency Securities (3.8%)
Fannie Mae
350,000	1.00%, 1/27/16, Callable 1/27/12 @ 100(g)*	349,956
300,000	1.63%, 10/26/15(g)	306,074
500,000	3.00%, 9/26/31, Callable 9/26/12 @ 100(g)*	495,432
Fannie Mae Strips
500,000	12.14%, 11/15/16(h)	463,557
Total U.S. Government Agency Securities		1,615,019
U.S. Treasury Obligations (35.1%)
U.S. Treasury Bonds
1,400,000	4.25%, 11/15/40	1,729,000
U.S. Treasury Notes
2,500,000	1.00%, 10/31/16	2,508,595
250,000	1.25%, 8/31/15	256,172
500,000	1.25%, 10/31/15	511,524
1,000,000	1.38%, 5/15/13	1,016,719
1,000,000	1.50%, 7/31/16	1,028,984
500,000	1.75%, 5/31/16	520,899
1,650,000	2.25%, 11/30/17	1,745,520
500,000	2.75%, 2/15/19	540,937
500,000	3.63%, 2/15/20	572,148
4,000,000	3.63%, 2/15/21	4,569,064
		13,270,562
Total U.S. Treasury Obligations		14,999,562
Investments in Affiliates (2.9%)
1,220,601	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(i)	1,220,601
Total Investments in Affiliates		1,220,601
Total Investments (Cost $45,898,421)(j) — 99.0%		42,346,744
Other assets in excess of liabilities — 1.0%		447,282
Net Assets — 100.0%		$42,794,026

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2011, illiquid securities were 1.6% of the Fund’s net assets.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Security was fair valued at November 30, 2011, using procedures approved by the Board of Trustees.
(f)	Issuer has defaulted on the payment of interest.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2011.
(h)	Rate represents the effective yield at purchase.
(i)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(j)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments

November 30, 2011

(Unaudited)

Shares	Security Description	Value
Common Stocks (48.8%)
Aerospace/Defense (0.3%)
1,843	Curtiss-Wright Corp.	$60,727
180	General Dynamics Corp.	11,891
480	Northrop Grumman Corp.	27,394
1,471	Raytheon Co.	67,033
205	The Boeing Co.	14,081
55	TransDigm Group, Inc.(a)	5,303
		186,429
Agriculture (0.0%)
230	Bunge Ltd. ADR	14,375
110	Monsanto Co.	8,079
		22,454
Airlines (0.1%)
786	Alaska Air Group, Inc.(a)	54,564
Apparel / Footwear (0.3%)
8,143	Foot Locker, Inc.	192,093
Apparel Manufacturers (0.8%)
601	Coach, Inc.	37,617
1,090	Columbia Sportswear Co.	55,372
1,198	Guess?, Inc.	33,688
1,353	NIKE, Inc., Class B	130,131
150	Ralph Lauren Corp.	21,279
767	The Warnaco Group, Inc.(a)	38,879
1,061	VF Corp.	147,150
		464,116
Auto Manufacturers (0.3%)
6,983	Ford Motor Co.(a)	74,020
3,340	General Motors Co.(a)	71,109
206	Tesla Motors, Inc.(a)	6,744
		151,873
Auto Parts & Equipment (0.2%)
1,451	Gentex Corp.	42,776
1,283	Lear Corp.	53,796
		96,572
Automotive Parts (0.8%)
1,287	Advance Auto Parts, Inc.	89,086
301	Copart, Inc.(a)	13,524
2,314	Navistar International Corp.(a)	86,150
3,266	O’Reilly Automotive, Inc.(a)	252,266
322	TRW Automotive Holdings Corp.(a)	10,516
275	WABCO Holdings, Inc.(a)	12,928
		464,470
Banking (2.3%)
1,217	Capital One Financial Corp.	54,351
3,611	Comerica, Inc.	91,069
860	Commerce Bancshares, Inc.	32,035
3,657	East West Bancorp, Inc.	71,567
6,627	Fifth Third Bancorp	80,120
13,026	First Niagara Financial Group, Inc.	114,629
5,449	JPMorgan Chase & Co.	168,756
2,959	Peoples United Financial, Inc.	36,840
5,358	PNC Financial Services Group	290,457
1,722	Simmons First National Corp., Class A	45,633
20,592	TrustCo Bank Corp. NY	108,520
6,439	U.S. Bancorp	166,899
2,408	Washington Federal, Inc.	31,328
3,929	Wells Fargo & Co.	101,604
642	Zions Bancorp	10,330
		1,404,138
Banking & Financial Services (0.0%)
899	Lazard Ltd., Class A	23,212
Beverages (0.6%)
271	Brown-Forman Corp., Class B	21,629
425	Coca-Cola Enterprises, Inc.	11,101
131	Hansen Natural Corp.(a)	12,078
3,952	PepsiCo, Inc.	252,928
1,047	The Coca-Cola Co.	70,390
		368,126
Biotechnology (0.1%)
265	Alexion Pharmaceuticals, Inc.(a)	18,195
439	Illumina, Inc.(a)	12,213
973	Life Technologies Corp.(a)	37,684
230	Vertex Pharmaceuticals, Inc.(a)	6,668
		74,760
Broadcasting/Cable (0.3%)
934	Cablevision Systems Corp., Class A	14,010
5,166	CBS Corp., Class B	134,523
155	Scripps Networks Interactive, Class A	6,170
		154,703
Building Materials (0.1%)
877	Nucor Corp.	34,580
Business Equipment & Services (0.1%)
1,015	Paychex, Inc.	29,547
1,734	Pitney Bowes, Inc.	32,304
184	The Dun & Bradstreet Corp.	12,856
90	VeriFone Systems, Inc.(a)	3,947
		78,654
Chemicals (0.9%)
1,513	Airgas, Inc.	116,425
428	Cabot Corp.	14,201
339	Celanese Corp., Series A	15,760
359	Cytec Industries, Inc.	16,930
1,057	E.I. du Pont de Nemours & Co.	50,440
1,302	Eastman Chemical Co.	51,585
1,629	Ecolab, Inc.	92,886
1,609	Intrepid Potash, Inc.(a)	37,265
150	LyondellBasell Industries NV, Class A	4,901
459	PPG Industries, Inc.	40,277
1,331	The Dow Chemical Co.	36,882
1,126	The Mosaic Co.	59,408
		536,960
Coal (0.1%)
807	Arch Coal, Inc.	13,227
1,554	Peabody Energy Corp.	60,963
		74,190
Commercial Services (0.2%)
557	Alliance Data Systems Corp.(a)	57,042

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2011

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Commercial Services, continued:
1,113	Genpact Ltd.(a)	$17,329
545	Green Dot Corp., Class A(a)	18,203
225	Moody’s Corp.	7,810
210	Towers Watson & Co., Class A	13,684
542	Verisk Analytics, Inc., Class A(a)	21,290
		135,358
Computer Software & Services (1.0%)
5,717	Adobe Systems, Inc.(a)	156,760
2,313	Akamai Technologies, Inc.(a)	66,869
457	Cognizant Technology Solutions Corp., Class A(a)	30,779
831	EMC Corp.(a)	19,121
400	FactSet Research Systems, Inc.	37,292
152	Micros Systems, Inc.(a)	7,170
6,402	Microsoft Corp.	163,763
4,071	Oracle Corp.	127,626
		609,380
Computers & Peripherals (2.7%)
573	Anixter International, Inc.(a)	35,188
1,583	Apple, Inc.(a)	605,022
33,620	Cisco Systems, Inc.	626,677
175	International Business Machines Corp.	32,900
819	Lexmark International, Inc., Class A	27,404
9,581	NetApp, Inc.(a)	352,868
		1,680,059
Consumer Products (0.4%)
1,075	Avon Products, Inc.	18,275
164	Church & Dwight Co., Inc.	7,257
2,497	JAKKS Pacific, Inc.	47,668
305	The Clorox Co.	19,813
220	The Estee Lauder Cos., Inc., Class A	25,955
1,551	The Procter & Gamble Co.	100,148
		219,116
Consumer Services (0.1%)
2,005	Coinstar, Inc.(a)	85,593
Distribution/Wholesale (0.4%)
1,280	Fastenal Co.	53,312
2,175	Genuine Parts Co.	127,237
939	LKQ Corp.(a)	28,668
509	MSC Industrial Direct Co., Inc.,Class A	35,391
		244,608
Diversified Financial Services (0.4%)
945	Berkshire Hathaway, Inc., Class B(a)	74,428
556	CBOE Holdings, Inc.	14,968
250	City National Corp.	10,605
409	CME Group, Inc.	101,955
717	Greenhill & Co., Inc.	27,648
		229,604
Diversified Manufacturing Operations (2.2%)
507	3M Co.	41,087
14,941	Corning, Inc.	198,267
2,113	Danaher Corp.	102,227
3,135	Eaton Corp.	140,793
20,162	General Electric Co.	320,777
2,212	Honeywell International, Inc.	119,780
2,469	Packaging Corp. of America	64,219
3,591	Parker Hannifin Corp.	297,263
2,400	Textron, Inc.	46,632
200	Tyco International Ltd.	9,592
		1,340,637
Electric Integrated (0.7%)
435	Consolidated Edison, Inc.	25,847
5,200	Duke Energy Corp.	108,420
947	Integrys Energy Group, Inc.	48,761
2,085	Northwestern Corp.	72,725
45	OGE Energy Corp.	2,383
2,005	Pepco Holdings, Inc.	39,659
595	PPL Corp.	17,862
2,868	Southern Co.	125,934
		441,591
Electrical Components & Equipment (0.2%)
1,872	GrafTech International Ltd.(a)	27,032
2,812	Molex, Inc.	70,131
		97,163
Electronic Components/Instruments (0.9%)
2,382	Agilent Technologies, Inc.(a)	89,325
1,240	Amphenol Corp., Class A	56,209
3,745	Emerson Electric Co.	195,676
463	Itron, Inc.(a)	16,404
1,524	Jabil Circuit, Inc.	30,892
1,744	L-3 Communications Holdings, Inc.	115,627
1,293	Thermo Fisher Scientific, Inc.(a)	61,094
		565,227
Energy-Alternative Sources (0.1%)
196	Energizer Holdings, Inc.(a)	14,167
319	First Solar, Inc.(a)	15,267
		29,434
Engineering & Construction (0.0%)
2,049	McDermott International, Inc.(a)	23,174
Entertainment (0.5%)
10,735	Activision Blizzard, Inc.	133,329
734	Carnival Corp.	24,369
3,494	DreamWorks Animation SKG, Inc., Class A(a)	64,883
4,635	Regal Entertainment Group, Class A	66,049
340	The Madison Square Garden Co., Class A(a)	9,901
		298,531
Finance-Investment Bank/Brokerage (0.1%)
2,448	Invesco Ltd.	49,572
Financial Services (1.9%)
286	Affiliated Managers Group, Inc.(a)	27,047
280	Automatic Data Processing, Inc.	14,305
2,045	Bank of New York Mellon Corp.	39,796
1,265	Capitol Federal Financial, Inc.	14,320

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2011

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Financial Services, continued:
6,688	Discover Financial Services	$159,308
6,510	Eaton Vance Corp.	156,435
470	Federated Investors, Inc., Class B	7,459
40	Franklin Resources, Inc.	4,033
45	IntercontinentalExchange, Inc.(a)	5,477
1,649	Legg Mason, Inc.	43,748
2,930	Morgan Stanley	43,335
4,917	Ocwen Financial Corp.(a)	64,757
1,887	Raymond James Financial, Inc.	56,251
629	Royal Gold, Inc.	51,232
234	SEI Investments Co.	3,931
2,407	T. Rowe Price Group, Inc.	136,621
829	The NASDAQ OMX Group, Inc.(a)	21,761
2,507	Visa, Inc.	243,104
981	Waddell & Reed Financial, Inc., Class A	26,664
1,884	Western Union Co.	32,857
		1,152,441
Food Products & Services (1.3%)
1,145	Archer-Daniels-Midland Co.	34,487
2,316	Campbell Soup Co.	75,502
3,538	ConAgra Foods, Inc.	89,370
498	Corn Products International, Inc.	25,891
4,908	Flowers Foods, Inc.	97,031
2,899	Hormel Foods Corp.	87,289
6,161	Safeway, Inc.	123,220
10,087	SUPERVALU, Inc.	74,139
1,342	Sysco Corp.	38,301
150	The Hershey Co.	8,652
1,170	The Kroger Co.	27,121
4,297	Tyson Foods, Inc., Class A	86,541
		767,544
Food-Miscellaneous/Diversified (0.7%)
3,765	H.J. Heinz Co.	198,227
7,945	Snyder’s-Lance, Inc.	167,878
955	Whole Foods Market, Inc.	65,036
		431,141
Forest Products & Paper (0.1%)
110	Domtar Corp.	8,638
4,183	Weyerhaeuser Co.	70,233
		78,871
Gas (0.0%)
402	Sempra Energy	21,382
Hand/Machine Tools (0.0%)
155	Stanley Black & Decker, Inc.	10,142
Health Care (0.9%)
70	AMERIGROUP Corp.(a)	4,002
1,321	Coventry Health Care, Inc.(a)	42,193
2,477	Express Scripts, Inc.(a)	113,075
990	Health Net, Inc.(a)	30,829
845	Humana, Inc.	74,934
280	IDEXX Laboratories, Inc.(a)	21,053
5,001	UnitedHealth Group, Inc.	243,899
488	WellPoint, Inc.	34,428
		564,413
Healthcare-Products (0.5%)
2,971	CareFusion Corp.(a)	73,622
1,787	Herbalife Ltd.	98,821
674	The Cooper Cos., Inc.	41,289
2,750	Thoratec Corp.(a)	83,655
		297,387
Healthcare-Services (0.1%)
1,469	Alere, Inc.(a)	34,360
392	HCA Holdings, Inc.(a)	9,557
94	Laboratory Corp. of America Holdings(a)	8,058
		51,975
Home Furnishings (0.0%)
418	Tempur-Pedic International, Inc.(a)	22,827
Hotels (0.2%)
4,568	Orient-Express Hotels Ltd.(a)	32,844
734	Starwood Hotels & Resorts Worldwide, Inc.	34,997
2,200	Wyndham Worldwide Corp.	77,990
		145,831
Human Resources (0.1%)
449	Manpower, Inc.	16,447
1,815	Robert Half International, Inc.	48,079
		64,526
Industrial Automatic/Robot (0.1%)
429	Rockwell Automation, Inc.	32,188
Insurance (1.2%)
390	Aon Corp.	17,928
385	Aspen Insurance Holdings Ltd.	10,210
2,162	Axis Capital Holdings Ltd.	69,033
2,461	Brown & Brown, Inc.	51,336
422	Cincinnati Financial Corp.	12,512
837	Endurance Specialty Holdings Ltd.	30,274
45	Erie Indemnity Co., Class A	3,321
4,962	Fidelity National Financial, Inc., Class A	78,747
320	Hanover Insurance Group, Inc.	11,546
2,606	Lincoln National Corp.	52,589
5,115	Marsh & McLennan Cos., Inc.	154,422
373	Mercury General Corp.	16,778
663	MetLife, Inc.	20,871
665	RenaissanceRe Holdings Ltd.	48,838
475	The Chubb Corp.	32,034
2,059	The Hartford Financial Services Group, Inc.	36,568
928	Torchmark Corp.	39,523
432	Validus Holdings Ltd.	12,999
1,324	Willis Group Holdings PLC	46,684
		746,213
Internet (0.7%)
4,054	eBay, Inc.(a)	119,958
531	Google, Inc., Class A(a)	318,276

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2011

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Internet, continued:
494	WebMD Health Corp.(a)	$17,893
		456,127
Leisure Time (0.1%)
345	Penn National Gaming, Inc.(a)	12,803
256	Royal Caribbean Cruises Ltd.	7,094
451	WMS Industries, Inc.(a)	9,457
		29,354
Lodging (0.0%)
130	Wynn Resorts Ltd.	15,673
Machinery & Equipment (1.3%)
2,427	AGCO Corp.(a)	111,035
2,186	Babcock & Wilcox Co.(a)	49,579
1,235	Caterpillar, Inc.	120,882
1,024	Deere & Co.	81,152
455	Gardner Denver, Inc.	39,003
1,572	Kennametal, Inc.	59,909
626	Roper Industries, Inc.	53,329
2,080	Terex Corp.(a)	32,094
3,845	Timken Co.	161,528
1,292	United Technologies Corp.	98,967
65	W.W. Grainger, Inc.	12,149
		819,627
Machinery-Diversified (0.2%)
2,341	Teleflex, Inc.	142,520
Media (0.3%)
305	DIRECTV, Class A(a)	14,402
469	Discovery Communications, Inc., Class A(a)	19,689
1,263	Liberty Media Corp. - Liberty Capital, Series A(a)	96,342
240	Nielsen Holdings NV(a)	6,972
580	Thomson Reuters Corp.	15,700
105	Viacom, Inc., Class B	4,700
		157,805
Medical Equipment & Supplies (0.8%)
1,023	Becton, Dickinson & Co.	75,477
1,200	C.R. Bard, Inc.	104,628
3,000	Hologic, Inc.(a)	52,830
135	Intuitive Surgical, Inc.(a)	58,618
778	Medtronic, Inc.	28,343
4,425	PerkinElmer, Inc.	83,721
1,965	Stryker Corp.	95,951
284	Zimmer Holdings, Inc.(a)	14,356
		513,924
Medical-Biotechnology (0.1%)
190	Celgene Corp.(a)	11,985
1,270	Myriad Genetics, Inc.(a)	26,988
1,126	Pharmaceutical Product Development, Inc.	37,394
		76,367
Metals (0.2%)
2,219	Allegheny Technologies, Inc.	111,438
Metals-Processing & Fabrication (1.0%)
8,158	Alcoa, Inc.	81,743
9,058	Cameco Corp.	171,559
1,739	Carpenter Technology Corp.	94,149
7,803	Commercial Metals Co.	109,086
1,309	Freeport-McMoran Copper & Gold, Inc.	51,836
182	Newmont Mining Corp.	12,536
397	Reliance Steel & Aluminum Co.	19,497
2,100	Shaw Group, Inc.(a)	52,122
639	Southern Copper Corp.	19,892
808	Titanium Metals Corp.	12,589
		625,009
Mining (0.1%)
435	Compass Minerals International, Inc.	33,343
Oil & Gas (0.1%)
1,124	Lone Pine Resources, Inc.(a)	8,419
778	Marathon Petroleum Corp.	25,978
255	QEP Resources, Inc.	8,326
499	Range Resources Corp.	35,783
240	Rowan Cos., Inc.(a)	8,138
		86,644
Oil & Gas Exploration, Production and Services (1.9%)
1,047	Apache Corp.	104,114
205	Atmos Energy Corp.	7,013
200	Atwood Oceanics, Inc.(a)	8,200
924	Baker Hughes, Inc.	50,460
1,047	Devon Energy Corp.	68,537
367	Diamond Offshore Drilling, Inc.	22,075
874	EOG Resources, Inc.	90,669
6,084	Forest Oil Corp.(a)	97,587
228	Helmerich & Payne, Inc.	12,987
1,201	Murphy Oil Corp.	67,160
1,533	Nabors Industries Ltd.(a)	27,502
415	Noble Energy, Inc.	40,832
376	Patterson-UTI Energy, Inc.	7,903
7,612	Questar Corp.	146,911
820	Schlumberger Ltd.	61,770
2,059	Southwestern Energy Co.(a)	78,345
248	Tesoro Corp.(a)	5,925
2,867	Ultra Petroleum Corp.(a)	100,947
6,543	Valero Energy Corp.	145,713
2,411	Weatherford International Ltd.(a)	36,551
		1,181,201
Oil & Gas Services (0.1%)
2,398	Key Energy Services, Inc.(a)	36,210
Oil-Integrated Companies (2.3%)
2,960	Chevron Corp.	304,347
4,522	ConocoPhillips	322,509
4,641	Exxon Mobil Corp.	373,322
5,457	Marathon Oil Corp.	152,578
1,600	Occidental Petroleum Corp.	158,240
156	SEACOR Holdings, Inc.	13,536
841	Sunoco, Inc.	32,639
1,524	Total SA ADR	78,852
		1,436,023
Packaging & Containers (0.1%)
1,127	Ball Corp.	39,569
889	Bemis Co., Inc.	26,217

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Packaging & Containers, continued:
598	Owens-Illinois, Inc.(a)	$11,679
		77,465
Paper Products (0.0%)
304	International Paper Co.	8,634
220	Kimberly-Clark Corp.	15,723
		24,357
Pharmaceuticals (2.2%)
4,527	Abbott Laboratories	246,948
165	Amgen, Inc.	9,555
11,141	Bristol-Myers Squibb Co.	364,534
1,410	Charles River Laboratories International, Inc.(a)	39,974
2,759	Eli Lilly & Co.	104,428
4,713	Forest Laboratories, Inc.(a)	141,201
350	Gilead Sciences, Inc.(a)	13,948
185	Hospira, Inc.(a)	5,215
3,124	Merck & Co., Inc.	111,683
392	Mylan, Inc.(a)	7,656
1,606	Perrigo Co.	157,227
56	Pharmasset, Inc.(a)	7,335
2,177	Roche Holding AG ADR	86,449
1,225	Teva Pharmaceutical Industries Ltd. ADR	48,522
1,390	Warner Chilcott PLC, Class A(a)	21,851
		1,366,526
Pipelines (0.7%)
738	Magellan Midstream Partners LP	47,217
1,001	ONEOK Partners LP	50,611
615	ONEOK, Inc.	51,143
8,180	The Williams Cos., Inc.	264,051
		413,022
Printing & Publishing (0.2%)
725	R.R. Donnelley & Sons Co.	10,889
519	The McGraw-Hill Cos., Inc.	22,161
1,808	VistaPrint NV(a)	59,140
		92,190
Real Estate (0.1%)
691	CBRE Group, Inc.(a)	11,616
2,434	The St. Joe Co.(a)	35,001
		46,617
Real Estate Investment Trusts (1.5%)
5,386	Annaly Capital Management, Inc.	86,553
4,847	Campus Crest Communities, Inc.	48,858
4,987	Chesapeake Lodging Trust	79,293
1,076	CommonWealth REIT	18,012
3,109	Duke Realty Corp.	36,064
5,576	Franklin Street Properties Corp.	60,834
551	HCP, Inc.	21,296
626	Health Care REIT, Inc.	31,406
361	Hospitality Properties Trust	7,953
980	Jones Lang LaSalle, Inc.	63,132
1,175	Liberty Property Trust	35,027
15,240	MFA Financial, Inc.	104,851
30	Public Storage	3,957
1,761	Rayonier, Inc.	71,567
8,612	Redwood Trust, Inc.	88,962
961	Senior Housing Properties Trust	21,055
245	SL Green Realty Corp.	16,131
2,689	Sovran Self Storage, Inc.	111,970
523	Taubman Centers, Inc.	32,599
155	Vornado Realty Trust	11,540
		951,060
Restaurants (0.9%)
235	Chipotle Mexican Grill, Inc., Class A(a)	75,567
2,457	McDonald’s Corp.	234,693
2,078	Starbucks Corp.	90,351
3,011	Yum! Brands, Inc.	168,736
		569,347
Retail (2.6%)
1,953	Aeropostale, Inc.(a)	30,291
822	America’s Car-Mart, Inc.(a)	29,543
1,617	American Eagle Outfitters, Inc.	22,492
61	AutoZone, Inc.(a)	20,031
12,424	Barnes & Noble, Inc.	216,675
833	Cash America International, Inc.	41,408
2,168	Chico’s FAS, Inc.	22,547
468	CVS Corp.	18,177
191	Dillard’s, Inc., Class A	8,977
223	Dollar General Corp.(a)	9,047
1,374	Dollar Tree, Inc.(a)	111,967
734	Home Depot, Inc.	28,788
2,024	J.C. Penney Co., Inc.	64,849
110	Kohl’s Corp.	5,918
1,373	Limited Brands, Inc.	58,119
3,654	Lithia Motors, Inc., Class A	81,155
1,148	Macy’s, Inc.	37,115
2,591	Nordstrom, Inc.	117,321
4,882	PetMed Express, Inc.	45,500
80	Ross Stores, Inc.	7,127
9,025	Staples, Inc.	130,050
3,538	Target Corp.	186,453
2,526	The Gap, Inc.	47,211
629	Wal-Mart Stores, Inc.	37,048
4,265	Walgreen Co.	143,816
2,654	Williams-Sonoma, Inc.	100,242
		1,621,867
Savings & Loans (0.4%)
19,851	New York Community Bancorp, Inc.	239,006
Semiconductors (1.8%)
8,107	Applied Materials, Inc.	87,393
1,347	Broadcom Corp., Class A	40,875
1,296	Cree, Inc.(a)	32,245
1,819	Freescale Semiconductor Holdings I Ltd.(a)	23,047
8,800	Intel Corp.	219,208
396	International Rectifier Corp.(a)	8,328
344	KLA-Tencor Corp.	15,858
665	Lam Research Corp.(a)	27,112
118	Linear Technology Corp.	3,614
4,296	Maxim Integrated Products, Inc.	110,192
5,437	Microchip Technology, Inc.	189,806

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Semiconductors, continued:
17,322	ON Semiconductor Corp.(a)	$130,435
2,371	Teradyne, Inc.(a)	31,914
4,242	Texas Instruments, Inc.	127,684
2,341	Xilinx, Inc.	76,574
		1,124,285
Software (0.1%)
278	Intuit, Inc.	14,801
479	VMware, Inc., Class A(a)	46,309
		61,110
Technology (0.1%)
425	SAIC, Inc.(a)	5,121
571	Waters Corp.(a)	45,680
		50,801
Telecommunications (1.2%)
878	ADTRAN, Inc.	29,000
3,040	AT&T, Inc.	88,099
1,450	CenturyTel, Inc.	54,404
230	Crown Castle International Corp.(a)	9,734
1,728	DISH Network Corp., Class A	42,457
305	IPG Photonics Corp.(a)	11,691
699	NeuStar, Inc., Class A(a)	23,584
2,706	NII Holdings, Inc.(a)	62,265
29,636	Sprint Nextel Corp.(a)	80,017
838	Telephone and Data Systems, Inc.	22,618
2,121	Telus Corp.	108,722
5,245	Verizon Communications, Inc.	197,894
		730,485
Telecommunications-Services & Equipment (0.6%)
280	Ciena Corp.(a)	3,391
778	Motorola Solutions, Inc.	36,309
5,156	QUALCOMM, Inc.	282,549
1,836	TW Telecom, Inc.(a)	34,499
540	Virgin Media, Inc.	11,966
		368,714
Tobacco & Tobacco Products (0.7%)
3,808	Altria Group, Inc.	109,252
85	Lorillard, Inc.	9,488
1,525	Philip Morris International, Inc.	116,266
4,718	Reynolds American, Inc.	197,495
		432,501
Toys/Games/Hobbies (0.7%)
4,260	Hasbro, Inc.	152,550
10,180	Mattel, Inc.	293,286
		445,836
Transportation (0.1%)
210	Alexander & Baldwin, Inc.	7,957
697	C.H. Robinson Worldwide, Inc.	47,751
201	Polaris Industries, Inc.	12,080
		67,788

Shares or Principal Amount
Transportation & Shipping (0.9%)
2,244	FedEx Corp.	186,432
1,352	J.B. Hunt Transport Services, Inc.	61,813
261	Kansas City Southern, Inc.(a)	17,756
1,278	Norfolk Southern Corp.	96,540
2,675	Thor Industries, Inc.	64,735
1,246	Union Pacific Corp.	128,849
175	United Parcel Service, Inc., Class B	12,556
		568,681
Utilities (0.0%)
220	Constellation Energy Group	8,835
Utilities-Electric (0.3%)
3,132	Ameren Corp.	105,893
385	Entergy Corp.	27,089
1,242	Westar Energy, Inc.	34,304
		167,286
Utilities-Natural Gas (0.1%)
2,208	UGI Corp.	66,152
Water (0.0%)
854	American Water Works Co., Inc.	26,534
Total Common Stocks		30,059,552
Asset Backed Securities (0.8%)
$1,511	ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21(b)	1,509
72,900	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.91%, 9/25/33(c)	26,278
92,109	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.18%, 4/25/29(c)	81,293
381,473	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 5.46%, 12/25/33(c)	347,722
Total Asset Backed Securities		456,802
Mortgage Backed Securities† (17.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
513,302	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 4.46%, 4/25/37(c)	235,330
Alt-A - Fixed Rate Mortgage Backed Securities (5.0%)
283,657	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	230,358
280,948	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	284,915
228,938	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	155,335
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	135,465
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	62,631

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$46,614	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A4, 5.50%, 8/25/34	$46,593
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	40,989
319,564	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	207,178
37,931	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	24,660
20,550	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	20,035
250,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(c)	154,712
152,658	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(c)	149,379
22,227	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	22,713
180,498	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	189,407
146,662	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	152,055
558,635	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(c)	531,068
142,593	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(c)	118,604
222,259	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(c)	108,662
58,735	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	58,623
40,598	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	23,745
12,709	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	12,819
190,685	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	158,826
88,666	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	60,560
161,533	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	143,983
		3,093,315
Prime Adjustable Rate Mortgage Backed Securities (0.8%)
46,017	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 2.81%, 9/25/34(c)	19,437
340,609	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 5.73%, 5/26/37(c)(d)	350,748
155,810	JPMorgan Re-Remic, Series 2009-7, Class 5A1, 6.00%, 2/27/37(c)(d)	157,612
		527,797
Prime Fixed Mortgage Backed Securities (5.6%)
350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35(c)	196,948
81,409	Bank of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	82,537
100,000	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	77,054
49,066	Bank of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	49,259
87,260	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	89,205
50,000	Bank of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	51,498
143,093	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	146,594
73,234	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.71%, 7/25/37(c)	62,490
95,216	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 5.02%, 5/25/35(c)	80,428
362,932	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	364,021
33,259	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	33,255
69,311	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	40,650
152,385	Countrywide Home Loans, Series 2005-22, Class 2A1, 2.74%, 11/25/35(c)	98,730

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund
Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$12,078	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	$11,473
27,564	Countrywide Home Loans, Series 2003-44, Class A5, 5.50%, 10/25/33	27,659
139,547	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	114,524
248,352	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	231,182
201,353	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	162,925
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	30,462
66,862	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	42,443
51,958	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	52,667
13,924	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	14,193
66,301	GSR Mortgage Loan Trust, 5.50%, 3/25/35	66,381
15,430	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	14,243
182,545	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	179,509
12,282	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	12,813
52,105	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	54,499
266,833	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33(c)	266,998
69,658	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	72,887
271,765	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	246,545
4,758	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	4,799
34,322	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	35,335
350,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	330,778
93,141	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	85,260
		3,430,244
U.S. Government Agency Mortgage Backed Securities (5.7%)
250,000	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29(e)	256,562
211,665	Fannie Mae, Series 2010-54, Class LC, 3.00%, 4/25/40	218,096
251,552	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	261,772
42,379	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	44,205
492,392	Fannie Mae, 4.00%, 2/1/41, Pool #AB2264	514,011
150,705	Fannie Mae, 4.50%, 4/1/35, Pool #814522	159,750
4,559	Fannie Mae, 5.00%, 3/1/18, Pool #681351	4,922
908	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	907
145,969	Fannie Mae, 5.50%, 10/1/35, Pool #838584	159,106
14,635	Fannie Mae, 6.00%, 5/1/35, Pool #357778	16,121
20,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	22,803
104,063	Fannie Mae Grantor Trust, Series 2002-T6, Class A1, 3.31%, 2/25/32	109,196
24,616	Freddie Mac, 1.93%, 6/1/28, Pool #605508(c)	24,829
571,846	Freddie Mac, Series 3910, Class JB, 3.00%, 12/15/37	590,396
466,152	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	481,345
171,281	Freddie Mac, Series 3769, Class N, 3.00%, 12/15/40	178,287
100,260	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	108,549
7,681	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	8,264
9,196	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	9,894
10,843	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	11,011
10,707	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	11,611
11,351	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	12,232
49	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	49
31,573	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	36,386

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund
Schedule of Portfolio Investments, Continued
November 30, 2011
(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$137,035	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	$156,765
3,250	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	3,665
51,241	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	57,877
3,987	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	4,594
23,871	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	27,653
		3,490,858
Total Mortgage Backed Securities		10,777,544
Corporate Bonds (5.6%)
Aerospace/Defense (0.8%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	505,954
Diversified Financial Services (0.7%)
250,000	Charles Schwab Corp., 4.95%, 6/1/14	269,413
45,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	46,073
150,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	100,875
		416,361
Financial Services (2.6%)
750,000	Bank of America Corp., 6.50%, 8/1/16	725,036
125,000	BP Capital Markets PLC, 3.63%, 5/8/14	131,185
100,000	Citigroup, Inc., 5.50%, 4/11/13	102,432
375,000	Citigroup, Inc., 5.85%, 7/2/13	387,289
150,000	Citigroup, Inc., 6.50%, 8/19/13	156,102
194,797	Preferred Term Securities XX, 0.80%, 3/22/38, Callable 1/12/12 @ 100(c)(d)*	64,283
121,963	Preferred Term Securities XXIII, 0.00%, 12/22/36(b)	37
262,772	Regional Diversified Funding, 1.74%, 1/25/36(b)(c)(f)	1,314
		1,567,678
Insurance (0.4%)
250,000	Jackson National Life Global, 5.38%, 5/8/13(d)	262,319
Real Estate Investment Trusts (0.4%)
200,000	Arden Realty LP, 5.25%, 3/1/15	214,716
Retail (0.4%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	274,314
Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	209,850
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(g)	175
		210,025
Total Corporate Bonds		3,451,367
Taxable Municipal Bonds (0.4%)
Illinois (0.2%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	164,602
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	106,510
Total Taxable Municipal Bonds		271,112
U.S. Government Agency Securities (3.8%)
Fannie Mae
250,000	1.63%, 10/26/15	255,062
250,000	3.00%, 9/26/31, Callable 9/26/12 @ 100(h)*	247,716
292,272	4.00%, 4/1/25	307,078
500,000	5.00%, 2/13/17	588,670
		1,398,526
Fannie Mae Strips
300,000	12.14%, 11/15/16(i)	278,134
Freddie Mac
600,000	2.50%, 1/7/14	625,508
39,964	5.00%, 6/15/28	40,294
		665,802
Total U.S. Government Agency Securities		2,342,462
U.S. Treasury Obligations (11.9%)
U.S. Treasury Bonds
1,015,000	4.25%, 11/15/40	1,253,525

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund
Schedule of Portfolio Investments, Concluded
November 30, 2011
(Unaudited)

Shares
or
Principal Amount	Security Description	Value
U.S. Treasury Obligations, continued:
U.S. Treasury Notes
$250,000	1.00%, 10/31/16	$250,860
300,000	2.13%, 2/29/16	317,508
1,125,000	2.25%, 11/30/17	1,190,127
500,000	2.75%, 2/28/18	543,750
810,000	2.75%, 2/15/19	876,319
1,000,000	3.63%, 2/15/21	1,142,266
750,000	4.50%, 11/15/15	862,734
750,000	4.50%, 2/15/16	867,304
		6,050,868
Total U.S. Treasury Obligations		7,304,393
Investment Companies (4.4%)
15,564	iShares MSCI EAFE Index Fund	798,277
48,018	iShares MSCI Emerging Markets Index Fund	1,922,641
Total Investment Companies		2,720,918
Investments in Affiliates (6.1%)
3,737,152	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(j)	3,737,152
Total Investments in Affiliates		3,737,152
Total Investments (Cost $57,128,037)(k) — 99.3%		61,121,302
Other assets in excess of liabilities — 0.7%		447,664
Net Assets — 100.0%		$61,568,966

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2011, illiquid securities were 0.00% of the Fund’s net assets.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Security was fair valued at November 30, 2011, using procedures approved by the Board of Trustees.
(f)	Issuer has deferred on the payment of interest.
(g)	Issuer has defaulted on the payment of interest.
(h)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2011.
(i)	Rate represents the effective yield at purchase.
(j)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(k)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments
November 30, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks (99.1%)
Apparel Manufacturers (2.1%)
7,146	NIKE, Inc., Class B	$687,302
Auto Manufacturers (2.6%)
39,983	Ford Motor Co.(a)	423,820
19,083	General Motors Co.(a)	406,277
		830,097
Automotive Parts (4.4%)
7,184	Advance Auto Parts, Inc.	497,276
11,758	O’Reilly Automotive, Inc.(a)	908,188
		1,405,464
Banking (7.2%)
6,976	Capital One Financial Corp.	311,548
20,225	Comerica, Inc.	510,075
37,195	Fifth Third Bancorp	449,688
9,540	PNC Financial Services Group	517,163
20,376	U.S. Bancorp	528,146
		2,316,620
Beverages (2.3%)
11,374	PepsiCo, Inc.	727,936
Chemicals (1.6%)
9,095	Ecolab, Inc.	518,597
Computers & Peripherals (12.9%)
3,998	Apple, Inc.(a)	1,528,036
90,711	Cisco Systems, Inc.	1,690,853
25,798	NetApp, Inc.(a)	950,140
		4,169,029
Diversified Financial Services (1.3%)
5,304	Berkshire Hathaway, Inc., Class B(a)	417,743
Diversified Manufacturing Operations (6.9%)
47,968	Corning, Inc.	636,535
10,425	Danaher Corp.	504,362
46,875	General Electric Co.	745,781
6,387	Honeywell International, Inc.	345,856
		2,232,534
Electronic Components/Instruments (2.7%)
9,822	Emerson Electric Co.	513,200
7,349	Thermo Fisher Scientific, Inc.(a)	347,240
		860,440
Financial Services (4.1%)
11,061	Discover Financial Services	263,473
8,284	T. Rowe Price Group, Inc.	470,200
6,051	Visa, Inc.	586,765
		1,320,438
Food-Miscellaneous/Diversified (1.5%)
9,155	H.J. Heinz Co.	482,011
Health Care (1.4%)
10,072	Express Scripts, Inc.(a)	459,787
Internet (5.8%)
23,212	eBay, Inc.(a)	686,843
1,966	Google, Inc., Class A(a)	1,178,401
		1,865,244
Machinery & Equipment (1.6%)
6,714	United Technologies Corp.	514,292
Medical Equipment & Supplies (4.5%)
6,636	Becton, Dickinson & Co.	489,604
4,637	C.R. Bard, Inc.	404,300
11,231	Stryker Corp.	548,410
		1,442,314
Metals (0.9%)
5,637	Allegheny Technologies, Inc.	283,090
Metals-Processing & Fabrication (2.5%)
32,414	Alcoa, Inc.	324,788
25,919	Cameco Corp.	490,906
		815,694
Oil & Gas Exploration, Production and Services (4.2%)
5,525	Apache Corp.	549,406
5,163	Baker Hughes, Inc.	281,952
3,231	EOG Resources, Inc.	335,184
13,433	Weatherford International Ltd.(a)	203,644
		1,370,186
Oil-Integrated Companies (1.6%)
2,027	Exxon Mobil Corp.	163,052
3,497	Occidental Petroleum Corp.	345,853
		508,905
Pharmaceuticals (3.3%)
24,351	Bristol-Myers Squibb Co.	796,765
7,022	Teva Pharmaceutical Industries Ltd. ADR	278,141
		1,074,906
Pipelines (2.3%)
22,939	The Williams Cos., Inc.	740,471
Restaurants (3.0%)
5,517	McDonald’s Corp.	526,984
7,737	Yum! Brands, Inc.	433,581
		960,565
Retail (5.0%)
38,244	Barnes & Noble, Inc.	666,975
18,191	Target Corp.	958,666
		1,625,641
Savings & Loans (0.7%)
20,223	New York Community Bancorp, Inc.	243,485
Semiconductors (1.8%)
7,550	Broadcom Corp., Class A	229,105
11,822	Texas Instruments, Inc.	355,842
		584,947
Telecommunications (1.4%)
165,518	Sprint Nextel Corp.(a)	446,899
Telecommunications-Services & Equipment (2.2%)
12,720	QUALCOMM, Inc.	697,056
Toys/Games/Hobbies (2.8%)
12,189	Hasbro, Inc.	436,488

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded
November 30, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Toys/Games/Hobbies, continued:
16,346	Mattel, Inc.	$470,928
		907,416
Transportation & Shipping (4.5%)
7,630	FedEx Corp.	633,901
7,517	J.B. Hunt Transport Services, Inc.	343,677
6,354	Norfolk Southern Corp.	479,981
		1,457,559
Total Common Stocks		31,966,668
Investments in Affiliates (0.2%)
52,931	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	52,931
Total Investments in Affiliates		52,931
Total Investments (Cost $28,394,157)(c) — 99.3%		32,019,599
Other assets in excess of liabilities — 0.7%		239,493
Net Assets — 100.0%		$32,259,092

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments

November 30, 2011

(Unaudited)

Shares	Security Description	Value
Common Stocks (87.3%)
Apparel Manufacturers (1.6%)
22	Columbia Sportswear Co.	$1,118
61	The Warnaco Group, Inc.(a)	3,092
		4,210
Banking (2.6%)
179	BancorpSouth, Inc.	1,754
509	TrustCo Bank Corp. NY	2,683
91	Wells Fargo & Co.	2,353
		6,790
Banks (1.8%)
69	First Financial Bankshares, Inc.	2,277
210	First South Bancorp, Inc.	762
218	Orrstown Financial Services, Inc.	1,884
		4,923

Beverages (1.2%)
48	PepsiCo, Inc.	3,072
Commercial Services (1.3%)
109	Grand Canyon Education, Inc.	1,684
51	Green Dot Corp., Class A(a)	1,703
		3,387
Computers & Peripherals (12.2%)
33	Apple, Inc.(a)	12,613
736	Cisco Systems, Inc.	13,719
164	NetApp, Inc.(a)	6,040
		32,372
Consumer Services (1.9%)
117	Coinstar, Inc.(a)	4,995
Diversified Financial Services (5.8%)
1,176	Marlin Business Services Corp.	15,288
Diversified Manufacturing Operations (1.9%)
384	Corning, Inc.	5,096
Engineering & Construction (0.9%)
123	Foster Wheeler AG	2,282
Entertainment (1.1%)
160	DreamWorks Animation SKG, Inc., Class A(a)	2,971
Environmental Control (1.6%)
305	Darling International, Inc.	4,383
Financial Services (0.9%)
177	Ocwen Financial Corp.(a)	2,331
Food Products & Services (4.4%)
61	Flowers Foods, Inc.	1,206
97	Safeway, Inc.	1,940
658	SUPERVALU, Inc.	4,836
126	Sysco Corp.	3,596
		11,578
Food-Miscellaneous/Diversified (1.6%)
200	Snyder’s-Lance, Inc.	4,226
Internet (1.7%)
159	Travelzoo, Inc.	4,450
Machinery & Equipment (0.9%)
190	H&E Equipment Services, Inc.	2,415
Metals-Processing & Fabrication (0.7%)
102	Cameco Corp.	1,932
Oil & Gas Exploration, Production and Services (1.0%)
25	EOG Resources, Inc.	2,593
Oil & Gas Services (1.8%)
246	Ocean Rig UDW, Inc.	3,073
151	Pioneer Drilling Co.(a)	1,658
		4,731
Real Estate Investment Trusts (16.5%)
1,483	Campus Crest Communities, Inc.	14,949
824	Chesapeake Lodging Trust	13,101
296	Franklin Street Properties Corp.	3,229
1,426	MFA Financial, Inc.	9,811
263	Redwood Trust, Inc.	2,717
		43,807
Restaurants (2.3%)
72	Red Robin Gourmet Burgers, Inc.(a)	1,914
144	The Cheesecake Factory, Inc.(a)	4,084
		5,998
Retail (9.0%)
119	Aaron’s, Inc.	3,127
571	Barnes & Noble, Inc.	9,958
255	Kirkland’s, Inc.	3,180
385	PetMed Express, Inc.	3,588
155	The Cato Corp., Class A	3,967
		23,820
Savings & Loans (0.5%)
116	Dime Community Bancshares, Inc.	1,373
Semiconductors (7.0%)
1,474	Amkor Technology, Inc.	6,544
70	Broadcom Corp., Class A	2,124
811	ON Semiconductor Corp.(a)	6,107
890	Ramtron International Corp.	1,709
67	Texas Instruments, Inc.	2,017
		18,501
Telecommunications (1.8%)
1,138	Sprint Nextel Corp.(a)	3,073

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments, Concluded

November 30, 2011

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Telecommunications, continued:
115	USA Mobility, Inc.	$1,612
		4,685
Toys/Games/Hobbies (1.4%)
107	Hasbro, Inc.	3,832
Transportation & Shipping (1.9%)
374	Heartland Express, Inc.	5,142
Total Common Stocks		231,183
Exchange Traded Notes (1.0%)
472	Credit Suisse Senior-Medium Term Notes, 12/4/30(b)	2,695
Total Exchange Traded Note		2,695
Investment Companies (2.1%)
385	Sprott Physical Silver Trust ETF	5,656
Total Investment Companies		5,656
Investments in Affiliates (8.8%)
23,193	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(c)	23,193
Total Investments in Affiliates		23,193
Total Investments (Cost $250,385)(d) — 99.2%		262,727
Other assets in excess of liabilities — 0.8%		2,090
Net Assets — 100.0%		$264,817

(a)	Non-income producing security.
(b)	The value is based inversely on the performance of the underlying S&P 500 VIX Short -Term Index.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2011.
(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.

ETF	Exchange Traded Fund

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
November 30, 2011 (Unaudited)

1.  Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of November 30, 2011, the Trust offered shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Large Cap Equity Fund, and the Opportunistic Fund (each referred to as a “Fund” and collectively “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Large Cap Equity Fund and the Opportunistic Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Money Market Funds are each authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of November 30, 2011, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the Money Market Funds were not yet offered for sale. Each class of shares of each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of Schedules of Portfolio Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets.
• Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include thinly traded or illiquid securities, high-yield securities, and fixed-income securities held in amounts less than their normal unit of trading.

The following is a summary categorization, as of November 30, 2011, of each Fund’s investments based on the inputs utilized in determining the value of such investments:

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund Name	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Treasury Fund
Corporate Bonds[1]	$-	$181,702,473	$-	$181,702,473
U.S. Treasury Obligations	-	580,593,609	-	580,593,609
Repurchase Agreements	-	585,200,016	-	585,200,016
Total Investments	-	1,347,496,098	-	1,347,496,098
Cash Management Fund
Certificates of Deposit[1]	-	119,994,050	-	119,994,050
Commercial Paper[1]	-	168,465,762	-	168,465,762
U.S. Government Agency Securities	-	93,301,233	-	93,301,233
Repurchase Agreements	-	457,652,513	-	457,652,513
Total Investments	-	839,413,558	-	839,413,558
Tax-Free Money Market Fund
Municipal Bonds[2]	-	280,248,508	-	280,248,508
Commercial Paper[2]	-	20,995,000	-	20,995,000
Investment Companies	5,770,888	-	-	5,770,888
Total Investments	5,770,888	301,243,508	-	307,014,396
Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	-	36,372,156	-	36,372,156
Investments in Affiliates	3,887,113	-	-	3,887,113
Total Investments	3,887,113	36,372,156	-	40,259,269
Short Term Income Fund
Asset Backed Securities	-	3,774,400	-	3,774,400
Mortgage Backed Securities[3]	-	33,355,289	-	33,355,289
Corporate Bonds[1]	-	12,640,425	-	12,640,425
Municipal Bonds[2]	-	933,801	-	933,801
U.S. Government Agency Securities	-	3,531,618	-	3,531,618
U.S. Treasury Obligations	-	29,511,327	-	29,511,327
Investments in Affiliates	6,342,710	-	-	6,342,710
Total Investments	6,342,710	83,746,860	-	90,089,570
Intermediate Bond Fund
Asset Backed Securities	-	338,768	-	338,768
Mortgage Backed Securities[3]	-	9,392,862	-	9,392,862
Corporate Bonds[1]	-	3,927,094	-	3,927,094
U.S. Government Agency Securities	-	927,114	-	927,114
U.S. Treasury Obligations	-	8,064,945	-	8,064,945
Investments in Affiliates	1,149,005	-	-	1,149,005
Total Investments	1,149,005	22,650,783	-	23,799,788
Bond Fund
Asset Backed Securities	-	529,682	-	529,682
Mortgage Backed Securities[3]	-	17,541,436	-	17,541,436
Corporate Bonds[1]	-	5,951,063	-	5,951,063
Taxable Municipal Bonds[2]	-	489,381	-	489,381
U.S. Government Agency Securities	-	1,615,019	-	1,615,019
U.S. Treasury Obligations	-	14,999,562	-	14,999,562
Investments in Affiliates	1,220,601	-	-	1,220,601
Total Investments	1,220,601	41,126,143	-	42,346,744
Balanced Fund
Common Stocks[1]	30,059,552	-	-	30,059,552
Asset Backed Securities	-	456,802	-	456,802
Mortgage Backed Securities[3]	-	10,777,544	-	10,777,544
Corporate Bonds[1]	-	3,451,367	-	3,451,367
Taxable Municipal Bonds[2]	-	271,112	-	271,112
U.S. Government Agency Securities	-	2,342,462	-	2,342,462
U.S. Treasury Obligations	-	7,304,393	-	7,304,393
Investment Companies	2,720,918	-	-	2,720,918
Investments in Affiliates	3,737,152	-	-	3,737,152
Total Investments	36,517,622	24,603,680	-	61,121,302
U.S. Large Cap Equity Fund
Common Stocks[1]	31,966,668	-	-	31,966,668
Investments in Affiliates	52,931	-	-	52,931
Total Investments	32,019,599	-	-	32,019,599
Opportunistic Fund
Common Stocks[1]	231,183	-	-	231,183
Exchange Traded Notes	2,695	-	-	2,695
Investment Companies	5,656	-	-	5,656
Investments in Affiliates	23,193	-	-	23,193
Total Investments	262,727	-	-	262,727

1.	Please see the Schedule of Portfolio Investments for Industry classification.
2.	Please see the Schedule of Portfolio Investments for State classification.
3.	Please see the Schedule of Portfolio Investments for Mortgage Backed Securities classification.

The Funds determine significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2, or 3 as of November 30, 2011, based on levels assigned to securities on August 31, 2011.

In May 2011, the FASB issued Accounting Standard Update 2011-04 (“ASU 2011-04”) “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements and related disclosures has not been determined.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Large Cap Equity Fund, and the Opportunistic Fund (the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Domestic equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities (i.e., securities with 60 days or fewer to maturity) are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Security Transactions:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased at a stated price for delivery beyond the normal settlement date, thereby involving the risk that the purchase price may be more than the market price when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase the security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and/or marketable securities equal in value to commitments for when-issued securities. As of November 30, 2011, the Funds held no when-issued securities.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At November 30, 2011, the Cash Management Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, and the Balanced Fund held restricted securities representing 27.38%, 5.38%, 7.04%, 4.61% and 1.36% of net assets, respectively. The restricted securities held as of November 30, 2011, are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value

Cash Management Fund:
Australia & New Zealand Banking Group Ltd., 0.23%, 12/7/11	7/5/2011	$28,971,282	$29,000,000	$28,998,888
Colgate-Palmolive Co. YCD, 0.04%, 12/23/11	11/29/2011	29,999,200	30,000,000	29,999,267
IBM Corp., 0.07%, 12/12/11	10/25/2011	24,997,833	25,000,000	24,999,503
Johnson & Johnson, 0.07% 2/8/12	11/7/2011	29,994,575	30,000,000	29,995,975
National Australia Funding, 0.23%, 12/2/11	7/6/2011	4,995,240	5,000,000	4,999,968
Nestle Capital Corp., 0.09%. 12/1/11	9/13/2011	24,495,161	24,500,000	24,500,000
Procter & Gamble Co. YCD, 0.06%, 12/16/11	11/4/2011	14,998,950	15,000,000	14,999,625
The Coca-Cola Co., 0.11%, 1/12/12	10/24/2011	9,997,556	10,000,000	9,998,717
The Coca-Cola Co., 0.18%, 4/11/12	10/24/2011	14,987,250	15,000,000	14,990,100
The Procter & Gamble Co., 0.12%, 3/27/12	10/28/2011	14,992,450	15,000,000	14,994,150
Total Capital Canada Ltd. YCD, 0.07%, 12/29/11	11/29/2011	14,999,125	15,000,000	14,999,183
Total Capital Canada Ltd., 0.19%, 2/29/12	9/15/2011	14,986,779	15,000,000	14,992,875

Short-Term Income Fund:
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	8,661	9,066	9,054
Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35	7/24/2007	1,050,849	1,081,401	51,367
Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	6/6/2007	6,616	6,612	6,845
Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37	12/14/2009	700,615	714,913	742,707
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 5.07%, 6/26/37	3/30/2010	713,874	727,747	722,443
I-Preferred Term Securities IV, 1.10%, 6/24/34, Continuously Callable @ 100	3/8/2006	1,470,000	1,500,000	952,500
Jackson National Life Global, 5.38%, 5/8/13	7/20/2009	492,395	500,000	524,638
JPMorgan Re-Remic, Series 2009-5, Class 2A1, 4.80%, 1/26/37	8/27/2010	343,297	346,082	339,065
JPMorgan Re-Remic, Series 2009-7, Class 2A1, 6.00%, 2/27/37	12/9/2010	559,427	559,427	567,982
JPMorgan Re-Remic, Series 2009-7, Class 8A1, 5.48%, 1/27/47	10/1/2009	286,641	298,585	299,211
JPMorgan Re-Remic, Series 2009-07, Class 12A1, 6.25%, 1/27/37	9/2/2009	330,708	344,488	350,809
Preferred Term Securities V, 2.46%, 4/3/32, Continuously Callable @ 100	9/14/2006	305,967	310,978	13,994
Preferred Term Securities IX, 2.16%, 4/3/33, Continuously Callable @ 100	3/17/2003	500,000	500,000	150,000
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	398,411	406,542	122
Trains 10-2002, 6.86%, 1/15/12	8/10/2010	167,472	167,200	168,403

Intermediate Bond Fund:
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	6/8/2004	4,886	5,137	5,131
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.40%, 12/23/37	11/27/2007	532,073	676,634	13,533
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	8/4/2008	176,336	871,392	17,428
I-Preferred Term Securities, 2.35%, 12/11/32	4/9/2003	502,835	500,000	200,000
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	8/27/2010	500,000	500,000	506,100
Ocwen Residential MBS Corp, Series 1998-R1, Class B1, 7.00%, 10/25/40	6/2/2006	82,804	82,804	70,071
Preferred Term Securities IX, 2.16%, 4/3/33 Continuously Callable @ 100	3/18/2003	500,000	500,000	150,000
Preferred Term Securities XI, 1.95%, 9/24/33 Continuously Callable @ 100	9/12/2003	508,524	508,524	142,387
Preferred Term Securities XX, 0.80%, 3/22/38 Callable 1/12/12 @ 100	12/21/2007	880,319	973,987	321,416
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	398,411	406,542	122
Preferred Term Securities XXVI, 6.19%, 9/22/37 Callable 6/22/12 @ 100	11/8/2007	961,668	1,145,636	171,845
TRAINS 6.814% 01/15/12	8/10/2010	88,143	88,000	88,633

Bond Fund:
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/28/2003	4,619	4,835	4,829
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.51%, 12/23/37	11/27/2007	409,287	520,487	10,410
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	8/4/2008	176,336	871,392	17,428
American International Group, Inc., 4.25%, 5/15/13	10/19/2004	94,000	100,000	99,233
I-Preferred Term Securities, 2.43%, 12/11/32, Continuously Callable @ 100	4/9/2003	502,835	500,000	200,000
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	8/27/2010	750,000	750,000	759,150
JPMorgan Re-Remic, Series 2009-7, Class 12A1, 6.25%, 1/27/37	9/2/2009	136,656	142,350	144,962
Preferred Term Securities IX, 2.16%, 4/3/33, Continuously Callable @ 100	3/18/2003	1,000,000	1,000,000	300,000
Preferred Term Securities XI, 1.95%, 9/24/33, Continuously Callable @ 100	9/12/2003	508,524	508,524	142,387
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	199,206	203,271	61
Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	11/17/2009	184,887	226,855	207,636
Trains 10-2002, 6.86%, 1/15/12	8/10/2010	88,143	88,000	88,633

Balanced Fund:
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	12/9/2003	1,492	1,511	1,509
Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 5.73%, 5/26/37	3/30/2010	340,609	340,609	350,748
Jackson National Life Global 5.38% 5/8/13	7/20/2009	246,198	250,000	262,319
JPMorgan Re-Remic, Series 2009-07, Class 5A1, 6.00%, 2/27/37	4/28/2010	154,252	155,810	157,612
Preferred Term Securities XX, 0.80%, 3/22/38, Callable 1/12/12 @ 100	12/21/2007	176,064	194,797	64,283
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	119,523	121,963	37
Regional Diversified Funding, 1.74%, 1/25/36	1/9/2007	254,409	262,772	1,314

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the securities collateral, including the risk of a possible decline in the fair value of the underlying securities while the Fund seeks to assert its rights.

3.  Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in the debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

4.  Federal Income Taxes:

At November 30, 2011, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Tax
				Unrealized
	Tax Cost of	Tax Unrealized	Tax Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
Intermediate Tax-Free Bond Fund	$37,984,614	$2,281,434	$(6,779)	$2,274,655
Short-Term Income Fund	97,186,125	1,658,793	(8,755,348)	(7,096,555)
Intermediate Bond Fund	28,932,295	1,257,314	(6,389,821)	(5,132,507)
Bond Fund	45,760,507	2,171,590	(5,585,353)	(3,413,763)
Balanced Fund	57,527,837	6,829,323	(3,235,858)	3,593,465
U.S. Large Cap Equity Fund	28,628,900	5,211,734	(1,821,035)	3,390,699
Opportunistic Fund	250,385	16,086	(3,744)	12,342

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	January 30, 2012

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	January 30, 2012

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	January 30, 2012

* Print the name and title of each signing officer under his or her signature.